UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102
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                               MFS SERIES TRUST VI
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                   Date of reporting period: October 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GLOBAL TOTAL RETURN FUND                                        10/31/04


ANNUAL REPORT
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                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  9
                        ------------------------------------------------------
                        EXPENSE TABLE                                       13
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            15
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                25
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       40
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              55
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               56
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         60
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      60
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             61
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
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PORTFOLIO STRUCTURE*

        Stocks                          59.3%
        Bonds                           36.8%
        Cash & Other Net Assets          3.9%

TOP TEN HOLDINGS

Government of New Zealand
 6.5%, 2013                                                               1.6%
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Republic of Ireland 4.25%, 2007                                           1.5%
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Federal Republic of Germany
 5.25%, 2010                                                              1.5%
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Federal Republic of Germany
 6.25%, 2030                                                              1.5%
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Republic of France 4.75%, 2007                                            1.5%
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U.S. Treasury Notes 2.0%, 2014                                            1.5%
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Republic of Finland 3%, 2008                                              1.4%
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United Kingdom Treasury 5%, 2012                                          1.4%
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Republic of France 4.75%, 2012                                            1.4%
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Inter-American Development Bank
 1.9%, 2009                                                               1.4%
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TOP FIVE BOND MARKET SECTORS*

International Sovereigns                                                 29.6%
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Cash & Other Net Assets                                                   3.9%
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U.S. Treasuries                                                           3.0%
------------------------------------------------------------------------------
Emerging Market Debt                                                      1.2%
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Commercial Mortgage Backed                                                1.1%
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TOP EQUITY SECTOR WEIGHTINGS

Financial Services                                                       14.5%
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Utilities & Communications                                               10.1%
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Energy                                                                    6.8%
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Consumer Staples                                                          5.6%
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Health Care                                                               4.6%
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Basic Materials                                                           3.8%
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Autos & Housing                                                           3.4%
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Leisure                                                                   2.8%
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Industrial Goods & Services                                               2.7%
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Retailing                                                                 1.9%
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Transportation                                                            1.9%
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Technology                                                                0.9%
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Miscellaneous                                                             0.3%
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COUNTRY WEIGHTINGS

United States                                                            34.1%
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United Kingdom                                                           11.8%
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France                                                                    7.5%
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Japan                                                                     6.0%
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Germany                                                                   5.7%
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Finland                                                                   3.3%
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Netherlands                                                               2.6%
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Italy                                                                     2.5%
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Switzerland                                                               2.5%
------------------------------------------------------------------------------
Other                                                                    24.0%
------------------------------------------------------------------------------

* For purposes of this graphical presentation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, Class A shares of the MFS Global Total Return Fund provided a total return not including sales charges of 16.94%, as compared to a return of 12.21% for the fund's hybrid benchmark comprised of 60% of the MSCI World Index, and 40% of the J.P. Morgan Global Government Bond Index, and a 9.41% return for the fund's other benchmark, the Standard & Poor's 500 Stock Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

FIXED INCOME MARKET ENVIRONMENT

During the early months of the period, the bond market was characterized by a continuation of falling interest rates and solid returns for bond investors. However, in our view, improved labor market conditions and rising inflation in the spring of 2004 raised the expectation of Fed tightening. In this environment, global bonds sold off markedly. In addition, we saw central banks in the United Kingdom, Australia, and New Zealand, as well in the United States, raise interest rates, which drove bond prices lower. By mid-summer, global growth expectations and inflationary pressures waned, resulting in falling yields and rising bond prices for the remainder of the period.

EQUITY CONTRIBUTORS TO PERFORMANCE

Our decision to underweight the weak-performing technology sector and, to a lesser extent stock selection, contributed to the fund's relative returns for the period. Our avoidance of underperformers Intel, Cisco Systems, and Nokia helped relative results.

Stock selection in the consumer staples sector also aided relative performance. The strongest performers in the sector, though not among the fund's top 10 contributors, included Kellogg, Archer Daniels Midland, and Altadis. At period-end, Altadis was not held in the portfolio.

Strong stock selection and our overweighting in the utilities and communications sector boosted relative results. Utilities companies Fortum, TXU, and United Utilities were among the fund's top 10 contributors for the period. At period-end, United Utilities was not held in the portfolio.

Individual stocks in other sectors that helped relative returns included energy companies Total, ConocoPhillips, and Tenaris as well as basic materials company Syngenta.

FIXED INCOME CONTRIBUTORS TO PERFORMANCE

Our overweight-position in Euro-area government bonds contributed to relative performance. In addition, our U.S. yield curve positioning and our exposure to certain higher yielding securities, including investment grade emerging market government bonds also aided performance.

EQUITY DETRACTORS FROM PERFORMANCE

Our underweighted position in the industrial goods and services sector hurt relative performance. Our underweight in General Electric and our avoidance of strong-performers, such as Tyco International and Boeing, held back relative results for the period. At period-end, General Electric and Boeing were not held in the portfolio.

Stock selection in the transportation sector also dampened relative performance, though no individual stocks within the sector were among the fund's top 10 detractors. Our positions in airline company easyJet and rail companies Union Pacific and Norfolk Southern held back relative returns. At period-end, Norfolk Southern was not held in the portfolio.

Stocks in other sectors that held back relative performance included financial services companies Converium, Fannie Mae, and Merrill Lynch, energy stocks Exxon Mobil and ChevronTexaco, leisure company Tribune and utilities and communications companies KDDI and France Telecom. At period-end, Converium, ChevronTexaco, and France Telecom were not held in the portfolio.

The fund's cash position, which averaged 2.8% over the period, also held back relative returns. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when global equity markets - as measured by the MSCI World Index - rose sharply, holding any cash hurt relative performance. The index does not have a cash position.

FIXED INCOME DETRACTORS TO PERFORMANCE

Our underweighted exposure to Japanese yen was a detractor to relative performance.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                                         60% MSCI World Index/
               MFS Global Total       Standard &            40% J.P. Morgan
               Return Fund --         Poor's 500           Global Government
                  Class A            Stock Index              Bond Index

10/94            $ 9,525              $10,000                 $10,000
10/96             12,230               15,685                  12,552
10/98             16,173               25,276                  16,092
10/00             18,293               33,697                  18,019
10/02             16,950               21,489                  14,894
10/04             23,011               28,399                  20,074

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr       3-yr      5-yr      10-yr
------------------------------------------------------------------------------
        A               9/4/90           16.94%    10.35%     6.27%      9.22%
------------------------------------------------------------------------------
        B               9/7/93           16.14%     9.65%     5.58%      8.49%
------------------------------------------------------------------------------
        C               1/3/94           16.12%     9.63%     5.58%      8.51%
------------------------------------------------------------------------------
        I               1/2/97           17.31%    10.73%     6.65%      9.53%
------------------------------------------------------------------------------
       R1              12/31/02          16.89%    10.28%     6.24%      9.20%
------------------------------------------------------------------------------
       R2              10/31/03          16.52%     9.77%     5.65%      8.53%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average global flexible portfolio
funds+                                   11.27%     8.19%     3.50%      8.67%
------------------------------------------------------------------------------
Standard & Poor's 500
Stock Index#                              9.41%     3.91%    -2.21%     11.00%
------------------------------------------------------------------------------
60% MSCI World Index/
40% J.P. Morgan Global Government
Bond Index#                              12.21%     8.47%     1.97%      7.22%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                11.38%     8.57%     5.24%      8.69%
------------------------------------------------------------------------------
        B                                12.14%     8.81%     5.26%      8.49%
------------------------------------------------------------------------------
        C                                15.12%     9.63%     5.58%      8.51%
------------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                16.94%    34.37%    35.56%    141.59%
------------------------------------------------------------------------------
        B                                16.14%    31.82%    31.19%    125.93%
------------------------------------------------------------------------------
        C                                16.12%    31.76%    31.21%    126.28%
------------------------------------------------------------------------------
        I                                17.31%    35.77%    37.97%    148.54%
------------------------------------------------------------------------------
       R1                                16.89%    34.13%    35.32%    141.17%
------------------------------------------------------------------------------
       R2                                16.52%    32.25%    31.62%    126.67%
------------------------------------------------------------------------------

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

60% MSCI World Index/40% J.P. Morgan Global Government Bond Index - MSCI World Index measures the performance of stock markets of developed countries, and J.P. Morgan Global Government Bond Index measures the performance of the government bond markets around the world.

Standard & Poor's 500 Stock Index - measures the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase), reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for R1 and I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio may invest in derivative securities, which may include futures and options. These types of instruments can increase price fluctuation.

The portfolio will allocate its investments among fixed income markets based upon judgments made by MFS. The portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Bond prices will decline when interest rates rise and will increase when interest rates fall. Many bonds also carry credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, bonds with longer maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. However, stocks historically have outperformed bonds over time. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           1.53%        $1,000          $1,077           $8.01
A  ---------------------------------------------------------------------------
    Hypothetical     1.53%        $1,000          $1,017           $7.78
------------------------------------------------------------------------------
    Actual           2.18%        $1,000          $1,074           $11.40
B  ---------------------------------------------------------------------------
    Hypothetical     2.18%        $1,000          $1,014           $11.07
------------------------------------------------------------------------------
    Actual           2.18%        $1,000          $1,074           $11.40
C  ---------------------------------------------------------------------------
    Hypothetical     2.18%        $1,000          $1,014           $11.07
------------------------------------------------------------------------------
    Actual           1.18%        $1,000          $1,079           $6.18
I  ---------------------------------------------------------------------------
    Hypothetical     1.18%        $1,000          $1,019           $6.01
------------------------------------------------------------------------------
    Actual           1.68%        $1,000          $1,077           $8.80
R1 ---------------------------------------------------------------------------
    Hypothetical     1.68%        $1,000          $1,017           $8.54
------------------------------------------------------------------------------
    Actual           1.93%        $1,000          $1,075           $10.09
R2 ---------------------------------------------------------------------------
    Hypothetical     1.93%        $1,000          $1,015           $9.80
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 59.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Aerospace - 1.0%
-------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                            12,800          $431,104
-------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    59,160         3,259,124
-------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                   26,200         1,355,850
-------------------------------------------------------------------------------------------------
                                                                                       $5,046,078
-------------------------------------------------------------------------------------------------
Airlines - 0.9%
-------------------------------------------------------------------------------------------------
easyJet Airline Co. Ltd.*                                               525,400        $1,520,126
-------------------------------------------------------------------------------------------------
TPG N.V.                                                                122,500         2,968,052
-------------------------------------------------------------------------------------------------
                                                                                       $4,488,178
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                              156,300        $2,091,691
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.3%
-------------------------------------------------------------------------------------------------
Sanyo Shokai Ltd.                                                       277,000        $1,617,022
-------------------------------------------------------------------------------------------------

Automotive - 2.0%
-------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                            32,000        $1,361,991
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                              50,700         2,150,042
-------------------------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin                           24,700         1,347,632
-------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                                                   142,900         1,613,050
-------------------------------------------------------------------------------------------------
PSA Peugeot Citroen S.A.                                                 23,700         1,460,429
-------------------------------------------------------------------------------------------------
Renault S.A.                                                             23,000         1,930,132
-------------------------------------------------------------------------------------------------
                                                                                       $9,863,276
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.2%
-------------------------------------------------------------------------------------------------
Acom Co. Ltd.                                                            15,140          $951,032
-------------------------------------------------------------------------------------------------
American Express Co.                                                     40,400         2,144,028
-------------------------------------------------------------------------------------------------
Bank of America Corp.                                                   142,286         6,372,990
-------------------------------------------------------------------------------------------------
Bank of Ireland                                                         115,070         1,582,436
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                         119,046         5,282,071
-------------------------------------------------------------------------------------------------
Credit Agricole S.A.^                                                   100,000         2,938,437
-------------------------------------------------------------------------------------------------
DnB Holding A.S.A.                                                      108,200           916,848
-------------------------------------------------------------------------------------------------
Fannie Mae                                                               61,360         4,304,404
-------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa S.A. de C.V.                                   678,000         1,131,985
-------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                              110,460         1,865,239
-------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                  47,120         1,818,832
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                               29,000           743,270
-------------------------------------------------------------------------------------------------
Nordea Bank AB                                                          332,900         2,883,219
-------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                       39,900         2,086,770
-------------------------------------------------------------------------------------------------
Promise Co. Ltd.                                                         14,650           932,707
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                        149,505         4,407,981
-------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                     52,100         3,666,798
-------------------------------------------------------------------------------------------------
Takefuji Corp.                                                           13,390           847,428
-------------------------------------------------------------------------------------------------
                                                                                      $44,876,475
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.1%
-------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                              84,000        $2,439,360
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        78,846         2,877,091
-------------------------------------------------------------------------------------------------
                                                                                       $5,316,451
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.2%
-------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                 14,500          $878,990
-------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                40,590         3,993,244
-------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                   89,700         2,592,330
-------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                57,460         3,099,392
-------------------------------------------------------------------------------------------------
                                                                                      $10,563,956
-------------------------------------------------------------------------------------------------
Business Services - 0.3%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                     61,070        $1,478,505
-------------------------------------------------------------------------------------------------

Chemicals - 2.5%
-------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         35,780        $1,607,953
-------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                            54,800         2,349,276
-------------------------------------------------------------------------------------------------
Monsanto Co.                                                             34,200         1,462,050
-------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                     38,100         2,428,875
-------------------------------------------------------------------------------------------------
Syngenta AG                                                              43,800         4,187,142
-------------------------------------------------------------------------------------------------
                                                                                      $12,035,296
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.1%
-------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                      35,400          $660,564
-------------------------------------------------------------------------------------------------

Construction - 1.4%
-------------------------------------------------------------------------------------------------
Italcementi S.p.A.                                                      235,000        $2,441,065
-------------------------------------------------------------------------------------------------
Italcementi S.p.A. - Ordinary^                                           79,100         1,218,312
-------------------------------------------------------------------------------------------------
Masco Corp.                                                              48,600         1,665,036
-------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                               228,000         1,451,585
-------------------------------------------------------------------------------------------------
                                                                                       $6,775,998
-------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
-------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     34,300        $2,046,681
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                    52,398         1,438,051
-------------------------------------------------------------------------------------------------
                                                                                       $3,484,732
-------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%
-------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                              15,700        $1,003,230
-------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                     36,000         2,305,800
-------------------------------------------------------------------------------------------------
                                                                                       $3,309,030
-------------------------------------------------------------------------------------------------
Electronics - 0.7%
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                              33,000        $1,630,284
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                              4,890         1,919,745
-------------------------------------------------------------------------------------------------
                                                                                       $3,550,029
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
-------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                            3,333,500        $1,724,073
-------------------------------------------------------------------------------------------------
EnCana Corp.                                                             43,200         2,143,410
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                      12,800           851,968
-------------------------------------------------------------------------------------------------
Unocal Corp.                                                             47,500         1,983,125
-------------------------------------------------------------------------------------------------
                                                                                       $6,702,576
-------------------------------------------------------------------------------------------------
Energy - Integrated - 4.8%
-------------------------------------------------------------------------------------------------
BP PLC, ADR                                                             100,296        $5,842,242
-------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp.                                      2,932,000         1,111,412
-------------------------------------------------------------------------------------------------
ConocoPhillips                                                           39,200         3,304,952
-------------------------------------------------------------------------------------------------
Eni S.p.A.                                                              136,500         3,108,194
-------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                        29,970         1,475,123
-------------------------------------------------------------------------------------------------
Repsol YPF S.A.                                                          73,000         1,586,615
-------------------------------------------------------------------------------------------------
Statoil A.S.A                                                           102,400         1,482,323
-------------------------------------------------------------------------------------------------
TOTAL S.A., ADR                                                          53,000         5,526,840
-------------------------------------------------------------------------------------------------
                                                                                      $23,437,701
-------------------------------------------------------------------------------------------------

Food & Drug Stores - 0.6%
-------------------------------------------------------------------------------------------------
Lawson, Inc.^                                                            38,600        $1,290,738
-------------------------------------------------------------------------------------------------
Wm Morrison Supermarkets PLC                                            368,200         1,532,008
-------------------------------------------------------------------------------------------------
                                                                                       $2,822,746
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.8%
-------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                              124,100        $2,403,817
-------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                   161,090         1,339,048
-------------------------------------------------------------------------------------------------
H.J. Heinz Co.                                                           29,600         1,075,960
-------------------------------------------------------------------------------------------------
Kellogg Co.                                                              67,030         2,882,290
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                              15,288         3,624,917
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                            12,000           594,960
-------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                           64,430         1,499,930
-------------------------------------------------------------------------------------------------
                                                                                      $13,420,922
-------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
-------------------------------------------------------------------------------------------------
International Paper Co.                                                  60,230        $2,319,457
-------------------------------------------------------------------------------------------------

Insurance - 2.9%
-------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                              28,200        $1,011,816
-------------------------------------------------------------------------------------------------
Allstate Corp.                                                           58,540         2,815,189
-------------------------------------------------------------------------------------------------
Aviva PLC                                                               154,100         1,542,795
-------------------------------------------------------------------------------------------------
Chubb Corp.                                                              10,400           750,152
-------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                  27,500         1,608,200
-------------------------------------------------------------------------------------------------
Jardine Lloyd Thompson Group PLC                                        143,800         1,212,497
-------------------------------------------------------------------------------------------------
MetLife, Inc.                                                            88,850         3,407,398
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                     87,000         1,843,041
-------------------------------------------------------------------------------------------------
                                                                                      $14,191,088
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.2%
-------------------------------------------------------------------------------------------------
Heiwa Corp.                                                              70,500        $1,060,180
-------------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
-------------------------------------------------------------------------------------------------
ASSA ABLOY AB                                                            87,500        $1,184,690
-------------------------------------------------------------------------------------------------
Deere & Co.                                                              26,400         1,578,192
-------------------------------------------------------------------------------------------------
Hyundai Mobis                                                            25,000         1,281,822
-------------------------------------------------------------------------------------------------
                                                                                       $4,044,704
-------------------------------------------------------------------------------------------------

Medical Equipment - 0.1%
-------------------------------------------------------------------------------------------------
Baxter International, Inc.                                               22,700          $698,252
-------------------------------------------------------------------------------------------------

Metals & Mining - 0.4%
-------------------------------------------------------------------------------------------------
Anglo American PLC                                                       82,500        $1,809,536
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 0.7%
-------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                     950,000        $3,544,609
-------------------------------------------------------------------------------------------------

Oil Services - 0.6%
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                             46,600        $2,128,688
-------------------------------------------------------------------------------------------------
Tenaris S.A., ADR^                                                       19,000           850,630
-------------------------------------------------------------------------------------------------
                                                                                       $2,979,318
-------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.5%
-------------------------------------------------------------------------------------------------
Abbott Laboratories                                                      48,300        $2,059,029
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                          56,300         2,308,403
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                          135,900         2,130,959
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                        58,460         3,412,895
-------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                        52,300         1,637,513
-------------------------------------------------------------------------------------------------
Novartis AG                                                              47,300         2,260,866
-------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                             40,207         1,163,993
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                         20,200         2,069,714
-------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                           27,900         2,045,099
-------------------------------------------------------------------------------------------------
Tanabe Seiyaku Co. Ltd.                                                 160,000         1,455,439
-------------------------------------------------------------------------------------------------
Wyeth                                                                    31,890         1,264,439
-------------------------------------------------------------------------------------------------
                                                                                      $21,808,349
-------------------------------------------------------------------------------------------------
Printing & Publishing - 1.3%
-------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                       147,500        $1,318,208
-------------------------------------------------------------------------------------------------
Tribune Co.                                                              47,800         2,064,960
-------------------------------------------------------------------------------------------------
Yell Group PLC                                                          446,700         3,003,351
-------------------------------------------------------------------------------------------------
                                                                                       $6,386,519
-------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       20,700          $865,467
-------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                            33,165         1,792,568
-------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                      16,700         1,051,599
-------------------------------------------------------------------------------------------------
                                                                                       $3,709,634
-------------------------------------------------------------------------------------------------

Real Estate - 0.3%
-------------------------------------------------------------------------------------------------
Leopalace21 Corp.                                                        79,800        $1,459,338
-------------------------------------------------------------------------------------------------

Restaurants - 0.2%
-------------------------------------------------------------------------------------------------
McDonald's Corp.                                                         36,720        $1,070,388
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 0.5%
-------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           45,000        $2,393,100
-------------------------------------------------------------------------------------------------

Specialty Stores - 1.1%
-------------------------------------------------------------------------------------------------
Gap, Inc.                                                                77,100        $1,540,458
-------------------------------------------------------------------------------------------------
Matalan PLC                                                             520,800         2,195,648
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                           57,600         1,381,248
-------------------------------------------------------------------------------------------------
                                                                                       $5,117,354
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.7%
-------------------------------------------------------------------------------------------------
KDDI Corp.^                                                                 605        $2,914,561
-------------------------------------------------------------------------------------------------
mm02 PLC*                                                               689,600         1,333,301
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                    1,658,243         4,249,437
-------------------------------------------------------------------------------------------------
                                                                                       $8,497,299
-------------------------------------------------------------------------------------------------
Telephone Services - 4.1%
-------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                  33,600        $1,030,176
-------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                     185,400         3,562,338
-------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.                                                      61,400         1,116,114
-------------------------------------------------------------------------------------------------
Royal KPN N.V.                                                          395,300         3,170,661
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                            168,400         3,527,980
-------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                       360,300         1,424,172
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                         186,000         3,078,950
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                             80,900         3,163,190
-------------------------------------------------------------------------------------------------
                                                                                      $20,073,581
-------------------------------------------------------------------------------------------------
Tobacco - 1.8%
-------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       77,040        $3,733,358
-------------------------------------------------------------------------------------------------
British American Tobacco PLC                                            135,700         2,044,103
-------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC                                               67,100         1,567,901
-------------------------------------------------------------------------------------------------
Swedish Match AB                                                        134,300         1,485,998
-------------------------------------------------------------------------------------------------
                                                                                       $8,831,360
-------------------------------------------------------------------------------------------------

Trucking - 0.2%
-------------------------------------------------------------------------------------------------
Singapore Post Ltd.                                                   2,485,300        $1,203,010
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 3.5%
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                                40,000        $2,572,800
-------------------------------------------------------------------------------------------------
Fortum Corp.                                                            206,100         3,163,841
-------------------------------------------------------------------------------------------------
Iberdrola S.A.                                                           87,350         1,917,501
-------------------------------------------------------------------------------------------------
Kelda Group PLC                                                         125,300         1,287,835
-------------------------------------------------------------------------------------------------
Severn Trent PLC                                                         77,400         1,301,692
-------------------------------------------------------------------------------------------------
Suez S.A.                                                               124,500         2,917,765
-------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc.                                         140,500         2,400,836
-------------------------------------------------------------------------------------------------
TXU Corp.                                                                23,010         1,408,672
-------------------------------------------------------------------------------------------------
                                                                                      $16,970,942
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $229,551,407)                                         $289,709,244
-------------------------------------------------------------------------------------------------

Bonds - 35.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.2%
-------------------------------------------------------------------------------------------------
News America Holdings, 7.75%, 2024                                     $622,000          $738,804
-------------------------------------------------------------------------------------------------

Aerospace - 0.1%
-------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011##                               $622,000          $697,396
-------------------------------------------------------------------------------------------------

Asset Backed & Securitized - 1.1%
-------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, 0.8763%, 2032##^^                  $20,203,305        $1,032,126
-------------------------------------------------------------------------------------------------
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                 895,336           965,018
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
7.39%, 2031                                                             917,891         1,054,768
-------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Trust,
0.9673%, 2043##^^                                                    27,899,099         1,374,628
-------------------------------------------------------------------------------------------------
Lehman Brothers-UBS Commercial Mortgage Trust,
7.95%, 2010                                                             688,418           810,870
-------------------------------------------------------------------------------------------------
                                                                                       $5,237,410
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.3%
-------------------------------------------------------------------------------------------------
Pfandbriefstelle der osterreichischen Landes-
Hypothekenbanken, 1.6%, 2011                                     JPY 76,000,000          $745,639
-------------------------------------------------------------------------------------------------
Woori Bank, 5.75%, 2014##                                              $521,000           547,050
-------------------------------------------------------------------------------------------------
                                                                                       $1,292,689
-------------------------------------------------------------------------------------------------

Emerging Market Agencies - 0.5%
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.375%, 2014^                      $305,000          $337,940
-------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                      1,299,000         1,500,345
-------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.5%, 2027                                         354,000           436,305
-------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022##                                   244,000           299,808
-------------------------------------------------------------------------------------------------
                                                                                       $2,574,398
-------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
-------------------------------------------------------------------------------------------------
Russian Federation, 11%, 2018                                          $694,000          $942,105
-------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030                                             974,000         1,403,778
-------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                          79,000            90,653
-------------------------------------------------------------------------------------------------
                                                                                       $2,436,536
-------------------------------------------------------------------------------------------------
International Market Agencies - 1.6%
-------------------------------------------------------------------------------------------------
Japan Development Bank, 1.6%, 2014^                             JPY 410,000,000        $3,890,033
-------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008                       EUR 3,043,000         3,942,157
-------------------------------------------------------------------------------------------------
                                                                                       $7,832,190
-------------------------------------------------------------------------------------------------
International Market Sovereign - 25.4%
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                           EUR 2,769,000        $3,615,292
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 5.25%, 2010                              5,238,000         7,344,597
-------------------------------------------------------------------------------------------------
Federal Republic of Germany, 6.25%, 2030                              4,529,000         7,239,008
-------------------------------------------------------------------------------------------------
Government of Australia, 8.75%, 2008                              AUD 2,329,000         1,947,451
-------------------------------------------------------------------------------------------------
Government of Australia, 6.25%, 2015                                  4,120,000         3,290,122
-------------------------------------------------------------------------------------------------
Government of Canada, 5.5%, 2009                                    CAD 978,000           857,830
-------------------------------------------------------------------------------------------------
Government of Canada, 5.25%, 2012                                       990,000           861,841
-------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009                               NZD 2,268,000         1,615,166
-------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013^                               10,894,000         7,685,034
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 3.75%, 2009                                   EUR 2,240,000         2,943,628
-------------------------------------------------------------------------------------------------
Kingdom of Belgium, 5%, 2012                                          1,861,000         2,584,473
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 7%, 2007                                      DKK 6,923,000         1,335,430
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009                                         15,441,000         2,986,618
-------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013                                         10,672,000         1,983,064
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                               EUR 3,552,000         4,862,537
-------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5%, 2012                                      1,215,855         1,692,777
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                            1,401,000         1,967,201
-------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                         1,922,000         2,728,455
-------------------------------------------------------------------------------------------------
Quebec Province, 1.6%, 2013^                                    JPY 136,000,000         1,304,996
-------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                   EUR 3,047,000         4,201,769
-------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012                                           461,000           641,828
-------------------------------------------------------------------------------------------------
Republic of Austria, 4.65%, 2018                                        597,000           798,282
-------------------------------------------------------------------------------------------------
Republic of Finland, 2.75%, 2006                                      4,574,000         5,886,474
-------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008                                         5,449,000         6,996,299
-------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007 - 2012                               10,237,000        13,925,744
-------------------------------------------------------------------------------------------------
Republic of France, 6%, 2025                                          2,877,000         4,459,253
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                      5,576,000         7,442,660
-------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                         633,000           852,170
-------------------------------------------------------------------------------------------------
Republic of Italy, 5.25%, 2017                                        2,480,000         3,504,140
-------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013                                     1,361,000         1,947,779
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007                              GBP 1,889,000         3,731,390
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                  2,035,000         3,920,722
-------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                     3,639,000         6,798,483
-------------------------------------------------------------------------------------------------
                                                                                     $123,952,513
-------------------------------------------------------------------------------------------------
Mortgage Backed - 0.5%
-------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017 - 2018                                          $2,222,491        $2,333,625
-------------------------------------------------------------------------------------------------

Supranational - 1.4%
-------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.9%, 2009                     JPY 676,000,000        $6,764,949
-------------------------------------------------------------------------------------------------

U.S. Government Agencies - 0.9%
-------------------------------------------------------------------------------------------------
Fannie Mae, 1.75%, 2008                                         JPY 470,000,000        $4,643,976
-------------------------------------------------------------------------------------------------

U.S. Treasury Obligations - 2.9%
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021###                                       $838,000        $1,162,888
-------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2030                                      4,754,000         5,716,685
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                        245,000           249,976
-------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2%, 2014                                         6,870,984         7,122,476
-------------------------------------------------------------------------------------------------
                                                                                      $14,252,025
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 0.1%
-------------------------------------------------------------------------------------------------
Progress Energy, Inc., 7.1%, 2011                                      $622,000          $705,421
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $156,889,398)                                          $173,461,932
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 4.0%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                   $19,481,000       $19,481,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 3.9%
-------------------------------------------------------------------------------------------------
Merrill Lynch repurchase agreement, 1.895%, dated
10/29/04, due 11/01/04, total to be received $14,550,814
(secured by various U.S. Treasury and Federal Agency
obligations in an individually traded account), at Cost             $14,548,517       $14,548,517
-------------------------------------------------------------------------------------------------

                                                                         SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                       4,513,150         4,513,150
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned                                                $19,061,667
-------------------------------------------------------------------------------------------------

Repurchase Agreement - 0.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                               PAR AMOUNT           $ VALUE
-------------------------------------------------------------------------------------------------
Morgan Stanley, 1.85%, dated 10/29/04, due 11/01/04, total
to be received $3,180,490 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly
traded account), at Cost                                             $3,180,000        $3,180,000
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $428,163,472)                                    $504,893,843
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.3)%                                               (16,345,853)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $488,547,990
-------------------------------------------------------------------------------------------------
  * Non-income producing security.
 ## SEC Rule 144A restriction.
### Security segregated as collateral for open futures contracts.
  ^ All or a portion of this security is on loan.
 ^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

  AUD          =  Australian Dollar                   JPY      =  Japanese Yen
  CAD          =  Canadian Dollar                     NOK      =  Norwegian Krone
  CZK          =  Czech Koruna                        NZD      =  New Zealand Dollar
  DKK          =  Danish Krone                        PLN      =  Polish Zloty
  EUR          =  Euro                                SEK      =  Swedish Krona
  GBP          =  British Pound

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND  LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, including $18,415,721 of securities
on loan (identified cost, $428,163,472)                           $504,893,843
-----------------------------------------------------------------------------------------------------
Cash                                                                       403
-----------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange contracts           3,623,326
-----------------------------------------------------------------------------------------------------

Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                    46,724
-----------------------------------------------------------------------------------------------------
Receivable for daily variation margin on open futures
contracts                                                                  550
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                      4,210,798
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        770,241
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                    3,043,787
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                     6,868
-----------------------------------------------------------------------------------------------------
Other assets                                                             1,835
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $516,598,375
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for forward foreign currency exchange contracts             $1,813,490
-----------------------------------------------------------------------------------------------------

Payable for forward foreign currency exchange contracts
subject to master netting agreements                                    38,234
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                    5,857,418
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                     834,386
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          19,061,667
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        33,577
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           64,313
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          23,829
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       233
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                 2
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 323,236
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $28,050,385
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $488,547,990
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $390,634,600
-----------------------------------------------------------------------------------------------------

Unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                        78,705,145
-----------------------------------------------------------------------------------------------------

Accumulated undistributed net realized gain on investments
and foreign currency transactions                                   16,663,209
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                      2,545,036
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $488,547,990
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  33,108,606
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $298,826,277
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                20,290,925
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $14.73
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$14.73)                                                  $15.46
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $129,141,107
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 8,713,390
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.82
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $57,118,840
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 3,868,734
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.76
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                        $2,285,532
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   155,568
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.69
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $1,043,101
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    70,914
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.71
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $133,133
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                     9,075
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $14.67
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                          $7,437,769
-----------------------------------------------------------------------------------------------------
  Interest                                                            7,424,068
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                               (472,279)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $14,389,558
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $4,185,972
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 31,181
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           849,525
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                984,998
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,327,733
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                566,614
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                 1,926
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                   306
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     153
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     46,130
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         375,482
-----------------------------------------------------------------------------------------------------
  Printing                                                               79,850
-----------------------------------------------------------------------------------------------------
  Postage                                                                47,987
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          40,105
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             18,161
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         226,941
-----------------------------------------------------------------------------------------------------
Total expenses                                                                             $8,783,064
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (4,082)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                              (186)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                               $8,778,796
-----------------------------------------------------------------------------------------------------
Net investment income                                                                      $5,610,762
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $53,807,297
-----------------------------------------------------------------------------------------------------
  Written options transactions                                           58,253
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      32,484
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                      (4,271,917)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $49,626,117
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $21,473,593
-----------------------------------------------------------------------------------------------------
  Futures contracts                                                      48,296
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies         1,850,507
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $23,372,396
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $72,998,513
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $78,609,275
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                              2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                              $5,610,762                $5,064,740
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              49,626,117                15,646,581
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               23,372,396                37,882,251
------------------------------------------------------------  ---------------              ------------
Change in net assets from operations                              $78,609,275               $58,593,572
------------------------------------------------------------  ---------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  Class A                                                         $(8,272,745)              $(3,629,327)
-------------------------------------------------------------------------------------------------------
  Class B                                                          (2,863,732)                 (951,921)
-------------------------------------------------------------------------------------------------------
  Class C                                                          (1,225,929)                 (446,022)
-------------------------------------------------------------------------------------------------------
  Class I                                                          (1,273,876)               (1,287,997)
-------------------------------------------------------------------------------------------------------
  Class R1                                                             (6,626)                      (49)
-------------------------------------------------------------------------------------------------------
  Class R2                                                               (733)                       --
------------------------------------------------------------  ---------------              ------------
Total distributions declared to shareholders                     $(13,643,641)              $(6,315,316)
------------------------------------------------------------  ---------------              ------------
Change in net assets from fund share transactions                $(77,306,229)             $112,694,909
------------------------------------------------------------  ---------------              ------------
Redemption fees                                                        $3,976                       $--
------------------------------------------------------------  ---------------              ------------
Total change in net assets                                       $(12,336,619)             $164,973,165
------------------------------------------------------------  ---------------              ------------

NET ASSETS

At beginning of period                                           $500,884,609              $335,911,444
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed net
investment income of $2,545,036 and $4,417,733,
respectively)                                                    $488,547,990              $500,884,609
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS A                                              2004                2003            2002            2001            2000

Net asset value, beginning of year                 $12.98              $11.41          $11.64          $13.76          $13.98
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.19               $0.18           $0.21           $0.22           $0.36
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                              1.97                1.63           (0.33)          (1.02)           0.70
-----------------------------------------------  --------              ------          ------          ------          ------
Total from investment operations                    $2.16               $1.81          $(0.12)         $(0.80)          $1.06
-----------------------------------------------  --------              ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.41)             $(0.24)         $(0.11)         $(0.48)         $(0.23)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                  --              --           (0.82)          (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                  --              --           (0.02)             --
-----------------------------------------------  --------              ------          ------          ------          ------
Total distributions declared to
shareholders                                       $(0.41)             $(0.24)         $(0.11)         $(1.32)         $(1.28)
-----------------------------------------------  --------              ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00###              $--             $--             $--             $--
-----------------------------------------------  --------              ------          ------          ------          ------
Net asset value, end of year                       $14.73              $12.98          $11.41          $11.64          $13.76
-----------------------------------------------  --------              ------          ------          ------          ------
Total return (%)(+)                                 16.94               16.09           (1.02)          (6.38)           7.76
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS A (CONTINUED)                                  2004                2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.54                1.54            1.53            1.47            1.51
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          1.37                1.53            1.79            1.80            2.62
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     76                 105              72              69              91
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                    $298,826            $261,042        $213,983        $197,374        $178,773
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.19^                $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.54^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.37^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS B                                              2004                2003            2002            2001            2000

Net asset value, beginning of year                 $13.03              $11.43          $11.65          $13.72          $13.95
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.10               $0.11           $0.13           $0.14           $0.27
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                              1.99                1.62           (0.31)          (1.03)           0.69
---------------------------------------------  ----------              ------          ------          ------          ------
Total from investment operations                    $2.09               $1.73          $(0.18)         $(0.89)          $0.96
---------------------------------------------  ----------              ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.30)             $(0.13)         $(0.04)         $(0.34)         $(0.14)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                  --              --           (0.82)          (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                  --              --           (0.02)             --
---------------------------------------------  ----------              ------          ------          ------          ------
Total distributions declared to
shareholders                                       $(0.30)             $(0.13)         $(0.04)         $(1.18)         $(1.19)
---------------------------------------------  ----------              ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00###              $--             $--             $--             $--
---------------------------------------------  ----------              ------          ------          ------          ------
Net asset value, end of year                       $14.82              $13.03          $11.43          $11.65          $13.72
---------------------------------------------  ----------              ------          ------          ------          ------
Total return (%)                                    16.14               15.33           (1.58)          (7.05)           7.07
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS B (CONTINUED)                                  2004                2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           2.20                2.20            2.18            2.12            2.16
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          0.72                0.88            1.12            1.14            1.98
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     76                 105              72              69              91
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                    $129,141            $129,378         $84,729        $104,442        $118,676
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.10^                $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           2.20^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.72^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS C                                              2004                2003            2002            2001            2000

Net asset value, beginning of year                 $12.99              $11.40          $11.62          $13.68          $13.94
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.10               $0.11           $0.13           $0.14           $0.27
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                              1.97                1.62           (0.31)          (1.02)           0.69
---------------------------------------------  ----------              ------          ------          ------          ------
Total from investment operations                    $2.07               $1.73          $(0.18)         $(0.88)          $0.96
---------------------------------------------  ----------              ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.30)             $(0.14)         $(0.04)         $(0.34)         $(0.17)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                  --              --           (0.82)          (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                  --              --           (0.02)             --
---------------------------------------------  ----------              ------          ------          ------          ------
Total distributions declared to
shareholders                                       $(0.30)             $(0.14)         $(0.04)         $(1.18)         $(1.22)
---------------------------------------------  ----------              ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00###              $--             $--             $--             $--
---------------------------------------------  ----------              ------          ------          ------          ------
Net asset value, end of year                       $14.76              $12.99          $11.40          $11.62          $13.68
---------------------------------------------  ----------              ------          ------          ------          ------
Total return (%)                                    16.12               15.27           (1.56)          (7.03)           7.11
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS C (CONTINUED)                                  2004                2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           2.20                2.20            2.18            2.12            2.16
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          0.72                0.89            1.13            1.14            1.97
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     76                 105              72              69              91
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                     $57,119             $54,438         $35,660         $38,230         $44,468
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.10^                $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           2.20^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                0.72^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS I                                              2004                2003            2002            2001            2000

Net asset value, beginning of year                 $12.96              $11.42          $11.65          $13.80          $14.02
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#(S)(S)

  Net investment income(S)                          $0.24               $0.25           $0.25           $0.27           $0.41
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                              1.96                1.60           (0.32)          (1.03)           0.69
---------------------------------------------  ----------              ------          ------          ------          ------
Total from investment operations                    $2.20               $1.85          $(0.07)         $(0.76)          $1.10
---------------------------------------------  ----------              ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                       $(0.47)             $(0.31)         $(0.16)         $(0.55)         $(0.27)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                        --                  --              --           (0.82)          (1.05)
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                 --                  --              --           (0.02)             --
---------------------------------------------  ----------              ------          ------          ------          ------
Total distributions declared to
shareholders                                       $(0.47)             $(0.31)         $(0.16)         $(1.39)         $(1.32)
---------------------------------------------  ----------              ------          ------          ------          ------
Redemption fees added to paid-in capital#           $0.00###              $--             $--             $--             $--
---------------------------------------------  ----------              ------          ------          ------          ------
Net asset value, end of year                       $14.69              $12.96          $11.42          $11.65          $13.80
---------------------------------------------  ----------              ------          ------          ------          ------
Total return (%)                                    17.31               16.49           (0.65)          (6.06)           8.19
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                             YEARS ENDED 10/31
                                               ------------------------------------------------------------------------------
CLASS I (CONTINUED)                                  2004                2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                           1.16                1.20            1.18            1.12            1.16
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                          1.59                1.93            2.14            2.14            2.98
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                     76                 105              72              69              91
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year
(000 Omitted)                                      $2,286             $56,010          $1,540          $1,307          $1,621
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                               $0.24^                $--             $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                           1.16^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                1.59^                 --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002, was to decrease net investment income per share and increase net realized gains and losses per share.
       The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for the periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
   ### Per share amount was less than $0.01.
     ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                        YEAR ENDED           PERIOD ENDED
CLASS R1                                                                 10/31/04              10/31/03*

Net asset value, beginning of year                                        $12.97                 $11.54**
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                                 $0.21                  $0.14
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                             1.94                   1.40+++**
---------------------------------------------------------------------  ---------                 ------
Total from investment operations                                           $2.15                  $1.54
---------------------------------------------------------------------  ---------                 ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                              $(0.41)                $(0.11)
---------------------------------------------------------------------  ---------                 ------
Redemption fees added to paid-in capital#                                  $0.00###                 $--
---------------------------------------------------------------------  ---------                 ------
Net asset value, end of year                                              $14.71                 $12.97
---------------------------------------------------------------------  ---------                 ------
Total return (%)                                                           16.89                  13.41++**
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.71                   1.68+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       1.24                   1.34+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            76                    105
-------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                   $1,043                    $12
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.21^                   $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.71^                    --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       1.24^                    --
-------------------------------------------------------------------------------------------------------

   *  For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
  **  The net asset value and total return previously reported as $11.56 and 13.21%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
   +  Annualized.
  ++  Not annualized.
 +++  The per share amount is not in accordance with net realized and unrealized gain/loss for the period because of the timing of sales of the fund shares and the amount of per share realized and unrealized gains and losses at such time.
   #  Per share data are based on average shares outstanding.
  ##  Ratios do not reflect reductions from fees paid indirectly.
 ###  Per share amount was less than $0.01.
   ^  The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     YEAR ENDED
CLASS R2                                                              10/31/04

Net asset value, beginning of year                                     $12.97
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income(S)                                              $0.12
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and foreign
  currency transactions                                                  1.99
-----------------------------------------------------------------------------
Total from investment operations                                        $2.11
-----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.41)
-----------------------------------------------------------------------------
Redemption fees added to paid-in capital#                               $0.00###
-----------------------------------------------------------------------------
Net asset value, end of year                                           $14.67
-----------------------------------------------------------------------------
Total return (%)                                                        16.52
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               1.95
-----------------------------------------------------------------------------
Net investment income                                                    0.91
-----------------------------------------------------------------------------
Portfolio turnover                                                         76
-----------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                                  $133
-----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment advisor has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                    $0.1
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                1.95^
-----------------------------------------------------------------------------
Net investment income                                                     0.91^
-----------------------------------------------------------------------------

  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
###  Per share amount was less than $0.01.
  ^ The reimbursement impact per share amount and the ratios were less than $0.01 and 0.01%, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the- counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Listed options are valued at the closing price as reported by an independent pricing service on the principal exchange on which they are traded. Unlisted options are valued by an independent pricing service or on the basis of quotations obtained from brokers and dealers. Futures contracts are valued at the settlement price as reported by an independent pricing service on the primary exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund management on the direction of interest rates.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. The fund's investment in futures contracts is designed to hedge against anticipated future changes in interest or exchange rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Investments in currency futures for purposes other than hedging may be made to change the fund's relative position in one or more currencies without buying and selling portfolio assets. Should interest or exchange rates move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:
                                                    10/31/04        10/31/03

Distributions declared from:
----------------------------------------------------------------------------
  Ordinary income                                $13,643,641      $6,315,316
----------------------------------------------------------------------------
  Long-term capital gain                                  --              --
----------------------------------------------------------------------------
Total distributions declared                     $13,643,641      $6,315,316
----------------------------------------------------------------------------

During the year ended October 31, 2004, accumulated distributions in excess of net investment income decreased by $6,160,182, accumulated undistributed net realized gain on investments and foreign currency transactions decreased by $7,710,137, and paid-in capital increased by $1,549,955 due to differences
between   book   and   tax   accounting  for  foreign  currency  transactions,
amortization and accretion on debt securities, and treating a portion of the proceeds from redemptions as a distribution from realized gains for tax purposes. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                 $21,841,895
          ----------------------------------------------------------
          Undistributed long-term capital gain           23,709,554
          ----------------------------------------------------------
          Capital loss carryforward                     (16,693,176)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)         75,106,140
          ----------------------------------------------------------
          Other temporary differences                    (6,051,023)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on October 31, 2009, ($5,654,406) and October 31, 2010, ($11,038,770). The availability of a portion of these respective capital loss carryforwards, which were acquired on August 25, 2003, in connection with the MFS Global Asset Allocation Fund acquisition, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $500 million of average net assets             0.84%
          ----------------------------------------------------------
          Average net assets in excess of $500 million         0.75%
          ----------------------------------------------------------

Management fees incurred for the year ended October 31, 2004 were an effective rate of 0.84% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $10,939 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,445 for retired Independent Trustees for the year ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $6,868 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $46,130, equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $50,878 for the year ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2

Distribution Fee                                   0.10%         0.75%         0.75%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Service Fee                                        0.25%         0.25%         0.25%         0.25%         0.25%
----------------------------------------------------------------------------------------------------------------
Total Distribution Plan                            0.35%         1.00%         1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
October 31, 2004 amounted to:

                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2

Service Fee Retained by MFD                      $17,422        $1,275        $1,000           $12           $21
----------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended October 31, 2004 were as follows:

                                                 CLASS A       CLASS B       CLASS C      CLASS R1      CLASS R2

Effective Annual Percentage Rates                  0.35%         1.00%         1.00%         0.50%         0.50%
----------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2004 were as follows:

                                            CLASS A       CLASS B     CLASS C

Contingent Deferred Sales Charges Imposed    $6,628      $152,434      $4,730
-----------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $494,801 for shareholder services which equated to 0.0996% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $110,884 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                       $56,780,799       $72,895,904
--------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                     $305,118,353      $385,904,404
--------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $429,837,382
          ----------------------------------------------------------
          Gross unrealized appreciation                 $76,537,345
          ----------------------------------------------------------
          Gross unrealized depreciation                  (1,480,884)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $75,056,461
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            Year ended 10/31/04                 Year ended 10/31/03
                                         SHARES            AMOUNT            SHARES            AMOUNT

CLASS A SHARES

Shares sold                               4,486,722        $62,266,509        4,350,284        $52,691,315
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global Asset
Allocation Fund                                  --                 --        5,091,434        $62,573,719
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               553,931          7,552,297          275,345          3,296,785
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (4,866,563)       (67,657,176)      (8,351,035)       (98,763,718)
-------------------------------------------------------------------------------------------------------------
Net change                                  174,090         $2,161,630        1,366,028        $19,798,101
-------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                               1,661,204        $23,142,229        1,523,133        $18,454,080
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global Asset
Allocation Fund                                  --                 --        3,047,312        $37,664,774
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions               172,989          2,374,894           63,497            772,051
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (3,046,676)       (42,655,147)      (2,122,289)       (25,708,497)
-------------------------------------------------------------------------------------------------------------
Net change                               (1,212,483)      $(17,138,024)       2,511,653        $31,182,408
-------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                 658,631         $9,151,147          742,058         $8,931,498
-------------------------------------------------------------------------------------------------------------
Shares issued in connection with
acquisition of MFS Global Asset
Allocation Fund                                  --                 --          931,609        $11,468,110
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                63,977            875,732           24,475            296,623
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (1,045,963)       (14,571,507)        (635,530)        (7,670,003)
-------------------------------------------------------------------------------------------------------------
Net change                                 (323,355)       $(4,544,628)       1,062,612        $13,026,228
-------------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                 491,916         $6,845,053        4,768,389        $55,550,844
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                95,131          1,247,429          108,457          1,287,996
-------------------------------------------------------------------------------------------------------------
Shares reacquired                        (4,754,074)       (66,989,201)        (689,058)        (8,166,963)
-------------------------------------------------------------------------------------------------------------
Net change                               (4,167,027)      $(58,896,719)       4,187,788        $48,671,877
-------------------------------------------------------------------------------------------------------------

                                            Year ended 10/31/04                Period ended 10/31/03*
                                         SHARES            AMOUNT            SHARES            AMOUNT

CLASS R1 SHARES

Shares sold                                  99,677         $1,408,570              996            $12,067
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                   475              6,625                4                 49
-------------------------------------------------------------------------------------------------------------
Shares reacquired                           (30,170)          (423,984)             (68)              (841)
-------------------------------------------------------------------------------------------------------------
Net change                                   69,982           $991,211              932            $11,275
-------------------------------------------------------------------------------------------------------------

                                            Year ended 10/31/04               Period ended 10/31/03**
                                         SHARES            AMOUNT            SHARES            AMOUNT

CLASS R2 SHARES

Shares sold                                   8,766           $121,404              386             $5,020
-------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    53                733               --                 --
-------------------------------------------------------------------------------------------------------------
Shares reacquired                              (130)            (1,836)              --                 --
-------------------------------------------------------------------------------------------------------------
Net change                                    8,689           $120,301              386             $5,020
-------------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $4,756, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options, forward foreign currency exchange contracts and futures contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Options Transactions
                                                     NUMBER OF         PREMIUM
                                                     CONTRACTS        RECEIVED

Outstanding, beginning of period                           --             $--
--------------------------------------------------------------------------------
Options written                                             2          58,253
--------------------------------------------------------------------------------
Options expired                                            (2)        (58,253)
--------------------------------------------------------------------------------
Outstanding, end of period                                 --             $--
--------------------------------------------------------------------------------

At October 31, 2004 the fund had sufficient cash and/or securities at least equal to the value of the written options.

Forward Foreign Currency Exchange Contracts

SALES
                                                                                              NET UNREALIZED
                                    CONTRACTS TO           IN EXCHANGE        CONTRACTS        APPRECIATION
                                   DELIVER/RECEIVE             FOR            AT VALUE        (DEPRECIATION)

    SETTLEMENT DATE

                    12/13/04  AUD             6,852,324        $4,953,956       $5,104,842          $(150,886)
                    11/15/04  CAD               782,619           600,000          642,709            (42,709)
                    11/16/04  DKK            25,041,656         4,113,416        4,309,612           (196,196)
         11/15/04 - 11/22/04  EUR            31,345,955        38,989,355       40,096,558         (1,107,203)
                    11/16/04  GBP             4,214,691         7,570,831        7,732,148           (161,317)
                    12/13/04  NZD            13,678,593         9,211,636        9,316,745           (105,109)
                    11/16/04  SEK             7,005,261           940,464          990,534            (50,070)
                                                              -----------      -----------        -----------
                                                              $66,379,658      $68,193,148        $(1,813,490)
                                                              ===========      ===========        ===========

PURCHASES

                    12/13/04  AUD             2,587,781        $1,923,180       $1,927,845             $4,665
                    11/15/04  CAD             1,698,319         1,369,149        1,394,708             25,559
                    11/29/04  CZK            24,226,344           944,386          984,571             40,185
                    11/16/04  DKK               736,923           125,000          126,823              1,823
         11/15/04 - 11/22/04  EUR            17,981,402        22,144,257       23,001,372            857,115
                    11/16/04  GBP               285,240           514,903          523,293              8,390
                    11/09/04  JPY         5,242,558,256        47,242,716       49,550,381          2,307,665
                    11/15/04  NOK             6,363,619           931,366          998,627             67,261
                    11/29/04  PLN             3,368,741           943,836          991,258             47,422
                    11/16/04  SEK            34,085,584         4,556,415        4,819,656            263,241
                                                              -----------      -----------        -----------
                                                              $80,695,208      $84,318,534         $3,623,326
                                                              ===========      ===========        ===========

At October 31, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $46,724 with Goldman Sachs & Co. and a net payable of $38,234 with Merrill Lynch International.

At October 31, 2004, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts
                                                                                                  UNREALIZED
                                                                                                APPRECIATION
DESCRIPTION                                     EXPIRATION       CONTRACTS       POSITION     (DEPRECIATION)

Japan Government Bonds 10 Year               December 2004               3           Long            $48,296
--------------------------------------------------------------------------------------------------------------

At October 31, 2004, the fund had sufficient cash and/or securities to cover any margin requirements under these contracts.

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VI and Shareholders of
MFS Global Total Return Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the Fund) (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Total Return Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the period indicated therein, in conformity with U.S. generally accepted accounting principles.
                                            ERNST & YOUNG LLP
Boston, Massachusetts
December 10, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products), Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Door LLP (law
                                                                        firm) (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of
    MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Manhattan Bank
DISTRIBUTOR                                             One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                             New York, NY 10081
500 Boylston Street, Boston, MA
02116-3741                                              INDEPENDENT REGISTERED PUBLIC
                                                        ACCOUNTING FIRM
PORTFOLIO MANAGERS                                      Ernst & Young LLP
Steven R. Gorham                                        200 Clarendon Street, Boston, MA 02116
Matthew W. Ryan
Barnaby Weiner
Erik Weisman

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

The fund has designated $1,549,955 as a capital gain dividend for the year ended October 31, 2004.

For the year ended October 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 10.86%.

For the year ended October 31, 2004, income from foreign sources was $2,936,939, and the fund designated a foreign tax credit of $473,723.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required   24 hours a day, 365 days a
bond outlooks                                      year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             MWT-ANN-12/04 39M

MFS(R) UTILITIES FUND                                                  10/31/04


ANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       35
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              49
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               50
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         54
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      54
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             55
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

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LETTER FROM THE CEO
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Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by
    Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

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PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE*

Stocks                          87.5%
Bonds                            9.5%
Cash & Other Net Assets          1.8%
Convertible Preferred Stocks     1.2%

TOP TEN HOLDINGS

Entergy Corp.                                                             3.5%
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Exelon Corp.                                                              3.0%
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Vodafone Group PLC                                                        2.7%
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PPL Corp.                                                                 2.6%
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America Movil S.A. de C.V.                                                2.5%
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Comcast Corp. "Special A"                                                 2.4%
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AES Corp.                                                                 2.3%
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PG&E Corp.                                                                2.2%
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Sempra Energy                                                             2.1%
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Deutsche Telekom AG                                                       2.0%
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TOP FIVE EQUITY INDUSTRIES

Electric power                                                           40.6%
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Broadcast & cable TV                                                     15.1%
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Telephone services                                                       14.6%
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Wireless communications                                                   8.5%
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Natural gas distribution                                                  8.2%
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COUNTRY WEIGHTINGS

United States                                                            64.7%
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Spain                                                                     5.1%
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Mexico                                                                    4.9%
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Great Britain                                                             4.8%
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Germany                                                                   3.9%
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South Korea                                                               2.3%
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Chile                                                                     2.3%
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France                                                                    2.2%
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Brazil                                                                    1.6%
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Other                                                                     8.2%
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 Percentages are based on net assets as of 10/31/04.

 The portfolio is actively managed, and current holdings may be different.

*For purposes of this graphical representation, the bond component includes both accrued interest on bonds and the equivalent exposure from any derivative holdings, if applicable.

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MANAGEMENT REVIEW
-------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, Class A shares of the MFS Utilities Fund provided a total return not including sales charges of 28.41%, outperforming the 24.11% return for the fund's benchmark, S&P 500 Utilities Index.

MARKET ENVIRONMENT

In 2004, many measures of economic growth, including employment, corporate spending, and earnings growth continued to improve, though some negative factors put a drag on the U.S. stock market. Near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment were among the issues that, in our view, dampened U.S. markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the fund's relative returns for the period. The fund's top performers in the industry included Reliant Energy and E.ON. Our virtual avoidance of Southern Co., Progress Energy, and FPL Group, as well as our underweighting in Dominion Resources, helped relative results. We sold out of our positions in Southern Co., Progress Energy, and FPL Group during the period.

Our positioning in the wireless communications industry also contributed to relative results. Sprint PCS, America Movil, and AT&T Wireless were among the top contributors to relative results. We sold all of our AT&T Wireless stock by period end. We sold most of our Sprint PCS stock during its rally. Our remaining Sprint PCS holdings became Sprint FON holdings in early 2004, as Sprint's wireless and wireline stocks, which had been separated years earlier, were recombined under the Sprint FON name.

Stock selection in the natural gas distribution industry boosted relative performance. Equitable Resources was one of the fund's top 10 performers for the period.

DETRACTORS FROM PERFORMANCE

Our positions in the broadcast & cable TV industry hurt relative performance. Among the fund's top detractors were Comcast, and EchoStar. Our holdings in the telephone services industry, which was not represented in the benchmark, also hurt relative results. Poor performers for the period included Hanaro Telecom, Brasil Telecom, and Cincinnati Bell. We sold our position in Cincinnati Bell by the end of the period.

A few electric power companies were among the top detractors for the period, although the group as a whole was the fund's best performing industry. Our underweighted positions in TXU and Edison International hurt results as we failed to fully participate in the run up of both stocks. Our avoidance of strong-performing Duke Energy, also hurt relative results.

The fund's cash position also held back relative returns. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets rose sharply, holding any cash hurt relative performance. The index does not have a cash position.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

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PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                              Standard &
                       MFS Utilities          Poor's 500
                      Fund -- Class A       Utilities Index

          10/94          $ 9,525               $10,000
          10/96           13,814                13,965
          10/98           21,698                19,373
          10/00           33,610                26,742
          10/02           17,545                13,186
          10/04           29,669                20,663

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                         Class
   Share class      inception date      1-yr       3-yr      5-yr      10-yr
------------------------------------------------------------------------------
        A               2/14/92          28.41%     6.89%     2.13%     12.03%
------------------------------------------------------------------------------
        B               9/7/93           27.50%     6.10%     1.38%     11.19%
------------------------------------------------------------------------------
        C               1/3/94           27.63%     6.10%     1.37%     11.18%
------------------------------------------------------------------------------
        I               1/2/97           28.84%     7.19%     2.39%     12.27%
------------------------------------------------------------------------------
       R1              12/31/02          28.11%     6.69%     2.02%     11.97%
------------------------------------------------------------------------------
       R2              10/31/03          27.77%     6.18%     1.43%     11.21%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average utility fund+                    22.78%     2.68%    -0.00%      8.85%
------------------------------------------------------------------------------
Standard & Poor's 500
Utilities Index#                         24.11%    -0.09%     0.98%      7.53%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

Share class
------------------------------------------------------------------------------
        A                                22.31%     5.17%     1.14%     11.49%
------------------------------------------------------------------------------
        B                                23.50%     5.21%     1.07%     11.19%
------------------------------------------------------------------------------
        C                                26.63%     6.10%     1.37%     11.18%
------------------------------------------------------------------------------
I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                                28.41%    22.13%    11.12%    211.48%
------------------------------------------------------------------------------
        B                                27.50%    19.44%     7.12%    188.77%
------------------------------------------------------------------------------
        C                                27.63%    19.42%     7.02%    188.50%
------------------------------------------------------------------------------
        I                                28.84%    23.16%    12.51%    218.05%
------------------------------------------------------------------------------
       R1                                28.11%    21.44%    10.49%    209.72%
------------------------------------------------------------------------------
       R2                                27.77%    19.70%     7.34%    189.38%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

S&P 500 Utilities Index - measures the performance of the utilities sector.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflects the deduction of the maximum 4.75% sales charge. Class B results including sales charge reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for R1 and I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for R2 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio may invest in high yield or lower-rated securities, which may provide greater returns but are subject to greater-than-average risk.

The portfolio may invest a relatively high percentage of its assets in a small number of issuers or even in a single issuer. This makes the fund's value more sensitive to developments associated with the issuer and the overall market.

The portfolio focuses on companies in a limited number of sectors or industries making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors or industries than a portfolio that invests more broadly.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Bond prices will decline when interest rates rise and will increase when interest rates fall. Many bonds also carry credit risk, which is the risk that issuers may fail to make timely principal or interest payments. In addition, bonds with larger maturity dates will be subject to greater price fluctuations than those with shorter maturity periods. However, stocks historically have outperformed bonds over time. Please see the prospectus for further information regarding these and other risk considerations.

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EXPENSE TABLE
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FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and
(2) ongoing costs, including management fees; distribution and service
(12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           1.14%        $1,000          $1,142           $6.16
A  ---------------------------------------------------------------------------
    Hypothetical     1.14%        $1,000          $1,019           $5.80
------------------------------------------------------------------------------
    Actual           1.89%        $1,000          $1,137           $10.18
B  ---------------------------------------------------------------------------
    Hypothetical     1.89%        $1,000          $1,015           $9.60
------------------------------------------------------------------------------
    Actual           1.89%        $1,000          $1,138           $10.19
C  ---------------------------------------------------------------------------
    Hypothetical     1.89%        $1,000          $1,015           $9.60
------------------------------------------------------------------------------
    Actual           0.89%        $1,000          $1,143           $4.81
I  ---------------------------------------------------------------------------
    Hypothetical     0.89%        $1,000          $1,021           $4.53
------------------------------------------------------------------------------
    Actual           1.39%        $1,000          $1,141           $7.50
R1 ---------------------------------------------------------------------------
    Hypothetical     1.39%        $1,000          $1,018           $7.07
------------------------------------------------------------------------------
    Actual           1.64%        $1,000          $1,138           $8.84
R2 ---------------------------------------------------------------------------
    Hypothetical     1.64%        $1,000          $1,017           $8.34
------------------------------------------------------------------------------

 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

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PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 87.5%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 14.8%
-------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"^*                                      714,400         $14,702,351
-------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                          750,840          10,924,722
-------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                    52,300           1,542,850
-------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"^*                                        1,098,400          31,897,536
-------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"*                                                 641,900          10,206,210
-------------------------------------------------------------------------------------------------
Dex Media, Inc.^*                                                     378,320           8,020,384
-------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   346,690          10,962,338
-------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR^                                             319,800          17,589,000
-------------------------------------------------------------------------------------------------
News Corp. Ltd., ADR                                                  639,400          20,102,736
-------------------------------------------------------------------------------------------------
NTL, Inc.^*                                                           112,800           7,502,328
-------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.^*                                                 98,100           5,321,925
-------------------------------------------------------------------------------------------------
Radio One, Inc^*                                                      165,000           2,423,850
-------------------------------------------------------------------------------------------------
Radio One, Inc., "A"*                                                 213,900           3,133,635
-------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    663,500          11,040,640
-------------------------------------------------------------------------------------------------
TV Azteca S.A. de C.V., ADR^                                        1,454,200          14,571,084
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                     613,200          22,375,668
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       282,200           7,117,084
-------------------------------------------------------------------------------------------------
                                                                                     $199,434,341
-------------------------------------------------------------------------------------------------
Conglomerates - 1.8%
-------------------------------------------------------------------------------------------------
E.ON AG*                                                              303,700         $24,779,056
-------------------------------------------------------------------------------------------------

Energy - Independent - 1.3%
-------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                      8,500            $628,745
-------------------------------------------------------------------------------------------------
EnCana Corp.*                                                         103,600           5,140,214
-------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                     402,300          11,159,802
-------------------------------------------------------------------------------------------------
                                                                                      $16,928,761
-------------------------------------------------------------------------------------------------
Entertainment - 0.7%
-------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                   318,200          $9,437,812
-------------------------------------------------------------------------------------------------

Natural Gas - Distribution - 7.9%
-------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                   677,215         $21,129,108
-------------------------------------------------------------------------------------------------
Equitable Resources, Inc.^                                            254,200          14,057,260
-------------------------------------------------------------------------------------------------
MDU Resources Group, Inc.^                                            589,650          15,124,523
-------------------------------------------------------------------------------------------------
NiSource, Inc.^                                                       378,100           8,110,245
-------------------------------------------------------------------------------------------------
ONEOK, Inc.^                                                          437,600          11,736,432
-------------------------------------------------------------------------------------------------
Questar Corp.^                                                        150,700           7,233,600
-------------------------------------------------------------------------------------------------
Sempra Energy                                                         840,400          28,187,016
-------------------------------------------------------------------------------------------------
Southern Union Co.^                                                    56,400           1,239,108
-------------------------------------------------------------------------------------------------
                                                                                     $106,817,292
-------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 4.2%
-------------------------------------------------------------------------------------------------
El Paso Corp.^                                                      1,045,500          $9,346,770
-------------------------------------------------------------------------------------------------
Enagas S.A.^                                                        2,132,155          27,002,838
-------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.^                                                  313,616          20,187,462
-------------------------------------------------------------------------------------------------
                                                                                      $56,537,070
-------------------------------------------------------------------------------------------------
Oil Services - 3.5%
-------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   164,600          $4,855,700
-------------------------------------------------------------------------------------------------
Halliburton Co.                                                       657,800          24,364,912
-------------------------------------------------------------------------------------------------
Noble Corp.*                                                          164,100           7,496,088
-------------------------------------------------------------------------------------------------
Pride International, Inc.^*                                           579,000          10,699,920
-------------------------------------------------------------------------------------------------
                                                                                      $47,416,620
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 7.1%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc.*                                               708,140          $7,106,185
-------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR^*                                     764,200          33,624,800
-------------------------------------------------------------------------------------------------
Rogers Wireless Communications, Inc.*                                  81,300           2,951,871
-------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd.                                                    30,990           4,858,191
-------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR^                                             535,000          10,555,550
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                 14,427,246          36,971,464
-------------------------------------------------------------------------------------------------
                                                                                      $96,068,061
-------------------------------------------------------------------------------------------------

Telephone Services - 14.6%
-------------------------------------------------------------------------------------------------
Bharti Tele-Ventures Ltd.*                                            189,100            $655,836
-------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                               391,000          11,988,060
-------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                      335,200          10,756,568
-------------------------------------------------------------------------------------------------
Citizens Communications Co., "B"^                                   1,503,000          20,140,200
-------------------------------------------------------------------------------------------------
Compania de Telecomunicaciones de Chile S.A., ADR^                    315,200           3,256,016
-------------------------------------------------------------------------------------------------
Completel Europe N.V.*                                                 19,648             647,219
-------------------------------------------------------------------------------------------------
Deutsche Telekom AG*                                                1,408,557          27,064,487
-------------------------------------------------------------------------------------------------
Hanaro Telecom, Inc.*                                               2,142,900           6,134,877
-------------------------------------------------------------------------------------------------
KT Freetel Co. Ltd.*                                                  507,500           9,225,212
-------------------------------------------------------------------------------------------------
Royal KPN N.V.*                                                     1,756,400          14,087,905
-------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                              438,100          11,066,406
-------------------------------------------------------------------------------------------------
SpectraSite, Inc.^*                                                   162,900           8,356,770
-------------------------------------------------------------------------------------------------
Sprint Corp.                                                        1,240,300          25,984,285
-------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.^*                                 3,482,327          13,764,732
-------------------------------------------------------------------------------------------------
Telefonica S.A.*                                                    1,292,500          21,395,393
-------------------------------------------------------------------------------------------------
Telewest Global, Inc.*                                                 99,300           1,221,390
-------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                          262,712          10,272,039
-------------------------------------------------------------------------------------------------
                                                                                     $196,017,395
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 31.6%
-------------------------------------------------------------------------------------------------
AES Corp.*                                                          2,892,300         $31,526,070
-------------------------------------------------------------------------------------------------
AWG PLC                                                               621,200           8,307,528
-------------------------------------------------------------------------------------------------
Cinergy Corp.^                                                        590,700          23,344,464
-------------------------------------------------------------------------------------------------
CMS Energy Corp.^*                                                    654,900           6,129,864
-------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                      543,300          22,068,846
-------------------------------------------------------------------------------------------------
CPFL Energia S.A., ADR^*                                              517,960           9,012,504
-------------------------------------------------------------------------------------------------
Dominion Resources, Inc.^                                             351,000          22,576,320
-------------------------------------------------------------------------------------------------
Edison International                                                  220,900           6,737,450
-------------------------------------------------------------------------------------------------
Endesa S.A.^                                                          683,300          13,907,115
-------------------------------------------------------------------------------------------------
Enel S.p.A.^                                                        2,216,300          20,101,581
-------------------------------------------------------------------------------------------------
Enersis S.A., ADR^*                                                 1,732,100          13,094,676
-------------------------------------------------------------------------------------------------
Entergy Corp.                                                         713,000          46,601,680
-------------------------------------------------------------------------------------------------
Exelon Corp.^                                                       1,014,200          40,182,604
-------------------------------------------------------------------------------------------------
PG&E Corp.*                                                           912,700          29,242,908
-------------------------------------------------------------------------------------------------
PPL Corp.                                                             681,300          35,427,600
-------------------------------------------------------------------------------------------------
Red Electrica de Espana S.A.^                                         371,120           6,945,670
-------------------------------------------------------------------------------------------------
Reliant Energy, Inc.^*                                                776,600           7,983,448
-------------------------------------------------------------------------------------------------
RWE AG                                                                 11,900             631,758
-------------------------------------------------------------------------------------------------
SCANA Corp.^                                                          162,600           6,032,460
-------------------------------------------------------------------------------------------------
Severn Trent PLC                                                      541,200           9,101,755
-------------------------------------------------------------------------------------------------
Suez S.A.                                                             533,800          12,510,063
-------------------------------------------------------------------------------------------------
TXU Corp.                                                             440,600          26,973,532
-------------------------------------------------------------------------------------------------
United Utilities PLC                                                  359,354           3,789,164
-------------------------------------------------------------------------------------------------
United Utilities PLC, "A"                                             704,907           5,037,214
-------------------------------------------------------------------------------------------------
Veolia Environnement                                                  565,411          17,178,424
-------------------------------------------------------------------------------------------------
                                                                                     $424,444,698
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,018,596,311)                                     $1,177,881,106
-------------------------------------------------------------------------------------------------

Bonds - 9.3%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.1%
-------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0625%, 2023##                         $4,557,985            $600,593
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 0.3%
-------------------------------------------------------------------------------------------------
Continental Cablevision, Inc., 9.5%, 2013                            $412,000            $451,332
-------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                                      3,047,000           2,848,945
-------------------------------------------------------------------------------------------------
                                                                                       $3,300,277
-------------------------------------------------------------------------------------------------
Energy - Independent - 0.1%
-------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.5%, 2014                                $1,135,000          $1,262,688
-------------------------------------------------------------------------------------------------

Natural Gas - Pipeline - 0.9%
-------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                     $5,431,000          $6,680,130
-------------------------------------------------------------------------------------------------
Enterprise Products Partners LP, 6.375%, 2013                       4,946,000           5,348,367
-------------------------------------------------------------------------------------------------
                                                                                      $12,028,497
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
-------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 8.5%, 2012                                 $6,050,000          $6,413,000
-------------------------------------------------------------------------------------------------
American Tower, Inc., 7.25%, 2011                                   5,880,000           6,247,500
-------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 6.375%, 2014                                 4,245,000           4,053,975
-------------------------------------------------------------------------------------------------
                                                                                      $16,714,475
-------------------------------------------------------------------------------------------------

Telecommunications - Wireline - 0.4%
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                           $4,745,000          $5,456,750
-------------------------------------------------------------------------------------------------
Citizens Communications Co., 9%, 2031                                 365,000             389,638
-------------------------------------------------------------------------------------------------
                                                                                       $5,846,388
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 6.3%
-------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                            $4,263,000          $4,907,779
-------------------------------------------------------------------------------------------------
AES Corp., 9%, 2015##                                               2,500,000           2,912,500
-------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012##                      3,070,000           3,461,425
-------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                               3,147,000           3,706,505
-------------------------------------------------------------------------------------------------
Calpine Corp., 8.75%, 2013##                                        5,640,000           4,089,000
-------------------------------------------------------------------------------------------------
DPL, Inc., 6.875%, 2011                                             6,304,000           6,871,360
-------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                  7,593,000           8,528,898
-------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                          5,351,000           5,603,161
-------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8%, 2013##                                        9,145,000          10,070,931
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 7.875%, 2007                                    3,709,000           3,263,920
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 8.75%, 2012*                                   13,035,000          11,470,800
-------------------------------------------------------------------------------------------------
NorthWestern Corp., 6.95%, 2028*                                    5,567,000           4,898,960
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 7.75%, 2007                               1,540,000           1,647,800
-------------------------------------------------------------------------------------------------
PSEG Energy Holdings LLC, 8.625%, 2008                              4,541,000           5,017,805
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                1,580,000           1,753,800
-------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.5%, 2013                                 5,985,000           6,733,125
-------------------------------------------------------------------------------------------------
TXU Eastern Funding Co., 6.75%, 2009*                                $793,000             107,055
-------------------------------------------------------------------------------------------------
                                                                                      $85,044,824
-------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $122,288,184)                                          $124,797,742
-------------------------------------------------------------------------------------------------

Convertible Preferred Stocks - 1.2%
-------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
-------------------------------------------------------------------------------------------------
Sempra Energy, 8.5%^                                                  124,800          $3,560,544
-------------------------------------------------------------------------------------------------

Telecommunications - Wireless - 0.1%
-------------------------------------------------------------------------------------------------
Crown Castle International Corp., 6.25%*                               31,800          $1,494,600
-------------------------------------------------------------------------------------------------

Utilities - Electric Power - 0.8%
-------------------------------------------------------------------------------------------------
AES Trust III, 6.75%^                                                 120,700          $5,371,150
-------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc., 10.25%                         104,800           6,109,840
-------------------------------------------------------------------------------------------------
                                                                                      $11,480,990
-------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $16,995,506)                     $16,536,134
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 2.9%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                 $38,389,000         $38,389,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 15.2%
-------------------------------------------------------------------------------------------------
                                                                      SHARES/
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.895%, dated 10/29/04,
due 11/01/04, total to be received $41,474,785 (secured by
various U.S. Treasury and Federal Agency obligations in an
individually traded account)                                       41,472,602         $41,472,602
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      163,342,798         163,342,798
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized Cost                            $204,815,400
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,401,084,401)                                $1,562,419,382
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (16.1)%                                             (217,057,924)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $1,345,361,458
-------------------------------------------------------------------------------------------------
 * Non-income producing security.
 ^ All or a portion of this security is on loan.
## SEC Rule 144A restriction.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, including $199,251,770 of
securities on loan (identified cost, $1,401,084,401)          $1,562,419,382
-----------------------------------------------------------------------------------------------------
Cash                                                                      88
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   10,868,188
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    2,280,186
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  3,667,897
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                 347,851
-----------------------------------------------------------------------------------------------------
Other assets                                                           1,711
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,579,585,303
-----------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                               $220,435
-----------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            4,389,757
-----------------------------------------------------------------------------------------------------
Payable for investments purchased                                 19,628,993
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 4,116,288
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       204,815,400
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                      64,667
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        269,290
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                        73,573
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     604
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                               2
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               644,836
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $234,223,845
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,345,361,458
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $2,014,647,682
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments
and translation of assets and liabilities in foreign
currencies                                                       156,956,290
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                   (829,154,359)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                    2,911,845
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,345,361,458
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 134,969,017
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                    $586,729,763
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              58,766,016
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$9.98)                                                   $10.48
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $575,641,735
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              57,836,597
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.95
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $177,875,159
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              17,854,242
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.96
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                      $2,823,220
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 282,358
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $10.00
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                      $2,169,694
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 217,583
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price and redemption price
  per share                                                                                     $9.97
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                        $121,887
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  12,221
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                     $9.97
-----------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME
Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                        $30,331,662
-----------------------------------------------------------------------------------------------------
  Interest                                                           7,781,800
-----------------------------------------------------------------------------------------------------
  Other#                                                               347,851
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (1,255,051)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $37,206,262
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                    $7,505,237
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                43,930
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                        2,383,546
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                             1,299,041
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                             5,569,544
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                             1,712,256
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                5,928
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                  268
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                    134
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   115,203
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                        512,419
-----------------------------------------------------------------------------------------------------
  Printing                                                             148,049
-----------------------------------------------------------------------------------------------------
  Postage                                                              134,395
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                         36,563
-----------------------------------------------------------------------------------------------------
  Legal fees                                                            21,266
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                        290,698
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $19,778,477
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                 (62,026)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                           (3,112)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $19,713,339
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $17,492,923
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                         $140,933,544
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (3,466,573)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                    $137,466,971
-----------------------------------------------------------------------------------------------------
Net increase from gains realized on the disposal of
investments in violation of restrictions                                                     $106,590
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                     $155,761,529
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies       (4,378,646)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                     $151,382,883
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                         $288,956,444
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $306,449,367
-----------------------------------------------------------------------------------------------------

#   A non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the
    Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                            2004                        2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income                                           $17,492,923                 $17,926,040
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           137,466,971                  58,216,170
-------------------------------------------------------------------------------------------------------
Net increase from gains realized on the disposal of
investments in violation of restrictions                            106,590                          --
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            151,382,883                 209,643,026
------------------------------------------------------------  -------------                ------------
Change in net assets from operations                           $306,449,367                $285,785,236
------------------------------------------------------------  -------------                ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
-------------------------------------------------------------------------------------------------------
  (Class A)                                                     $(8,504,149)                $(8,984,210)
-------------------------------------------------------------------------------------------------------
  (Class B)                                                      (4,726,808)                 (7,157,688)
-------------------------------------------------------------------------------------------------------
  (Class C)                                                      (1,444,683)                 (2,150,766)
-------------------------------------------------------------------------------------------------------
  (Class I)                                                         (39,162)                    (35,688)
-------------------------------------------------------------------------------------------------------
  (Class R1)                                                        (15,016)                     (1,573)
-------------------------------------------------------------------------------------------------------
  (Class R2)                                                           (520)                         --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(14,730,338)               $(18,329,925)
------------------------------------------------------------  -------------                ------------
Change in net assets from fund share transactions             $(103,250,580)              $(120,804,015)
------------------------------------------------------------  -------------                ------------
Redemption fees                                                      $2,101                         $--
------------------------------------------------------------  -------------                ------------
Total change in net assets                                     $188,470,550                $146,651,296
------------------------------------------------------------  -------------                ------------

NET ASSETS

At beginning of period                                       $1,156,890,908              $1,010,239,612
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $2,911,845 and $2,026,855,
respectively)                                                $1,345,361,458              $1,156,890,908
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 10/31
                                         ------------------------------------------------------------------------------------
CLASS A                                          2004                  2003              2002            2001            2000

Net asset value, beginning of period            $7.89                 $6.13             $8.68          $13.66          $12.23
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)#

  Net investment income(S)                      $0.16                 $0.15             $0.16           $0.21           $0.55
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.08                  1.76             (2.55)          (3.70)           2.40
--------------------------------------------  -------                ------            ------          ------          ------
Total from investment operations                $2.24                 $1.91            $(2.39)         $(3.49)          $2.95
--------------------------------------------  -------                ------            ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.15)               $(0.15)           $(0.16)         $(0.27)         $(0.42)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                     --                    --                --           (1.19)          (1.10)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                    --                --           (0.03)             --
--------------------------------------------  -------                ------            ------          ------          ------
Total distributions declared to
shareholders                                   $(0.15)               $(0.15)           $(0.16)         $(1.49)         $(1.52)
--------------------------------------------  -------                ------            ------          ------          ------
Redemption fees added to paid-in
capital#                                        $0.00+++                $--               $--             $--             $--
--------------------------------------------  -------                ------            ------          ------          ------
Net asset value, end of period                  $9.98                 $7.89             $6.13           $8.68          $13.66
--------------------------------------------  -------                ------            ------          ------          ------
Total return (%)(+)                             28.41*^^              31.69            (27.78)         (27.72)          25.88
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 10/31

                                         ------------------------------------------------------------------------------------
CLASS A (CONTINUED)                              2004                  2003              2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.15                  1.19              1.11            1.03            0.98
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      1.83                  2.11              2.10            1.95            4.11
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 97                   144                80             110             113
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $586,730              $464,832          $382,712        $733,848        $899,682
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.16                   $--             $0.15           $0.21           $0.53
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.15                    --              1.15            1.06            1.16
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            1.83                    --              2.06            1.92            3.93
-----------------------------------------------------------------------------------------------------------------------------
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
   (+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                          YEARS ENDED 10/31
                                         ------------------------------------------------------------------------------------
CLASS B                                          2004                  2003            2002            2001              2000

Net asset value, beginning of period            $7.87                 $6.11           $8.65          $13.62            $12.19
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)#

  Net investment income(S)                      $0.10                 $0.10           $0.10           $0.13             $0.45
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       2.05                  1.76           (2.53)          (3.69)             2.40
--------------------------------------------  -------                ------          ------          ------            ------
Total from investment operations                $2.15                 $1.86          $(2.43)         $(3.56)            $2.85
--------------------------------------------  -------                ------          ------          ------            ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                   $(0.07)               $(0.10)         $(0.11)         $(0.19)           $(0.32)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                                     --                    --              --           (1.19)            (1.10)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                    --              --           (0.03)               --
--------------------------------------------  -------                ------          ------          ------            ------
Total distributions declared to
shareholders                                   $(0.07)               $(0.10)         $(0.11)         $(1.41)           $(1.42)
--------------------------------------------  -------                ------          ------          ------            ------
Redemption fees added to paid-in
capital#                                        $0.00+++                $--             $--             $--               $--
--------------------------------------------  -------                ------          ------          ------            ------
Net asset value, end of period                  $9.95                 $7.87           $6.11           $8.65            $13.62
--------------------------------------------  -------                ------          ------          ------            ------
Total return (%)                                27.50*^^              30.66          (28.30)         (28.28)            25.04
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 10/31
                                         ------------------------------------------------------------------------------------
CLASS B (CONTINUED)                              2004                  2003            2002            2001              2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.91                  1.94            1.86            1.78              1.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                      1.10                  1.38            1.35            1.20              3.40
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 97                   144              80             110               113
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $575,642              $531,008        $481,361        $984,740        $1,279,547
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.10                   $--           $0.10           $0.13             $0.43
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.91                    --            1.90            1.81              1.91
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            1.10                    --            1.31            1.17              3.22
-----------------------------------------------------------------------------------------------------------------------------
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.49%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS C                                            2004                  2003            2002            2001            2000

Net asset value, beginning of period              $7.87                 $6.11           $8.66          $13.63          $12.21
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)#

  Net investment income(S)                        $0.10                 $0.10           $0.10           $0.13           $0.44
-----------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                         2.06                  1.76           (2.54)          (3.69)           2.40
--------------------------------------------  ---------                ------          ------          ------          ------
Total from investment operations                  $2.16                 $1.86          $(2.44)         $(3.56)          $2.84
--------------------------------------------  ---------                ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.07)               $(0.10)         $(0.11)         $(0.19)         $(0.32)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                  --                    --              --           (1.19)          (1.10)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --                    --              --           (0.03)             --
--------------------------------------------  ---------                ------          ------          ------          ------
Total distributions declared to
shareholders                                     $(0.07)               $(0.10)         $(0.11)         $(1.41)         $(1.42)
--------------------------------------------  ---------                ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                          $0.00+++                $--             $--             $--             $--
--------------------------------------------  ---------                ------          ------          ------          ------
Net asset value, end of period                    $9.96                 $7.87           $6.11           $8.66          $13.63
--------------------------------------------  ---------                ------          ------          ------          ------
Total return (%)                                  27.63*^^              30.66          (28.38)         (28.26)          24.91
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS C (CONTINUED)                                2004                  2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         1.90                  1.94            1.86            1.78            1.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        1.10                  1.38            1.35            1.20            3.35
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   97                   144              80             110             113
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $177,875              $159,113        $144,861        $327,715        $433,998
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $0.10                   $--           $0.10           $0.13           $0.42
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         1.90                    --            1.90            1.81            1.91
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              1.10                    --            1.31            1.17            3.17
-----------------------------------------------------------------------------------------------------------------------------
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.62%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS I                                            2004                  2003            2002            2001            2000

Net asset value, beginning of period              $7.91                 $6.14           $8.69          $13.68          $12.25
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(S)(S)

  Net investment income(S)                        $0.18                 $0.17           $0.18           $0.24           $0.57
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                         2.08                  1.77           (2.55)          (3.71)           2.41
--------------------------------------------  ---------                ------          ------          ------          ------
Total from investment operations                  $2.26                 $1.94          $(2.37)         $(3.47)          $2.98
--------------------------------------------  ---------                ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                     $(0.17)               $(0.17)         $(0.18)         $(0.30)         $(0.45)
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                  --                    --              --           (1.19)          (1.10)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --                    --              --           (0.03)             --
--------------------------------------------  ---------                ------          ------          ------          ------
Total distributions declared to
shareholders                                     $(0.17)               $(0.17)         $(0.18)         $(1.52)         $(1.55)
--------------------------------------------  ---------                ------          ------          ------          ------
Redemption fees added to paid-in
capital#                                          $0.00+++                $--             $--             $--             $--
--------------------------------------------  ---------                ------          ------          ------          ------
Net asset value, end of period                   $10.00                 $7.91           $6.14           $8.69          $13.68
--------------------------------------------  ---------                ------          ------          ------          ------
Total return (%)                                  28.84*^^              31.96          (27.56)         (27.58)          26.14
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS I (CONTINUED)                                2004                  2003            2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses                                           0.90                  0.94            0.86            0.78            0.73
-----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)                        2.07                  2.36            2.33            2.19            4.38
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   97                   144              80             110             113
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                    $2,823                $1,744          $1,306          $2,604          $4,155
-----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. In addition, effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer service fees paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                             $0.18                   $--           $0.17           $0.24           $0.55
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses                                           0.90                    --            0.90            0.81            0.91
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                              2.07                    --            2.29            2.17            4.20
-----------------------------------------------------------------------------------------------------------------------------
   +++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect reductions from fees paid indirectly.
(S)(S) As required, effective November 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       October 31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets decreased by 0.04%. Per share, ratios, and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
     * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.83%.
    ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                        YEAR ENDED           PERIOD ENDED
CLASS R1                                                                 10/31/04              10/31/03*

Net asset value, beginning of period                                       $7.89                  $6.40^
-------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#
  Net investment income                                                    $0.15                  $0.11
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                          2.05                   1.47^
-----------------------------------------------------------------------  -------                 ------
Total from investment operations                                           $2.20                  $1.58^
-----------------------------------------------------------------------  -------                 ------
Less distributions declared to shareholders from net investment
income                                                                    $(0.12)                $(0.09)
-----------------------------------------------------------------------  -------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
-----------------------------------------------------------------------  -------                 ------
Net asset value, end of period                                             $9.97                  $7.89
-----------------------------------------------------------------------  -------                 ------
Total return (%)                                                           28.11*^^               24.78++^
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):
Expenses##                                                                  1.40                   1.42+
-------------------------------------------------------------------------------------------------------
Net investment income                                                       1.64                   1.47+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            97                    144
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $2,169                   $189
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino
    LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.15                    $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):
Expenses                                                                    1.40                     --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       1.64                     --
-------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
  +  Annualized.
 ++  Not annualized.
+++  Per share amount was less than $0.01.
  #  Per share data are based on average shares outstanding.
 ##  Ratios do not reflect reductions from fees paid indirectly.
  *  The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately
     28.10%.
  ^  The net asset value and total return previously reported as $6.43 and 24.19%, respectively, have been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported were from inception date, the date the share class was first available to public shareholders.
 ^^  The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and
     Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     YEAR ENDED
CLASS R2                                                              10/31/04

Net asset value, beginning of period                                    $7.89
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                                 $0.14
-----------------------------------------------------------------------------
  Net realized and unrealized loss on investments and
  foreign currency                                                       2.04
-------------------------------------------------------------------  --------
Total from investment operations                                        $2.18
-------------------------------------------------------------------  --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                           $(0.10)
-------------------------------------------------------------------  --------
Redemption fees added to paid-in capital#                               $0.00+++
-------------------------------------------------------------------  --------
Net asset value, end of period                                          $9.97
-------------------------------------------------------------------  --------
Total return (%)                                                        27.77*^^
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA+:

Expenses##                                                               1.65
-----------------------------------------------------------------------------
Net investment income                                                    1.42
-----------------------------------------------------------------------------
Portfolio turnover                                                         97
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $122
-----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                   $0.14
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses                                                                 1.65
-----------------------------------------------------------------------------
Net investment income                                                    1.42
-----------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  * The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 27.76%.
 ^^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a non-diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing source. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2004, the fund's custodian fees were reduced by $10,269 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2004, the fund's miscellaneous expenses were reduced by $51,757 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions, derivatives, defaulted bonds, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended October 31, 2004 and October 31, 2003 was as follows:

                                                 10/31/04           10/31/03
Distributions declared from:
------------------------------------------------------------------------------
Ordinary income                              $14,730,338*        $18,329,925
------------------------------------------------------------------------------
* Included in the fund's distributions from ordinary income $496,972 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

During the year ended October 31, 2004, accumulated undistributed net investment income decreased by $1,877,595, accumulated undistributed net realized loss on investments and foreign currency transactions decreased by $2,370,578, and paid-in capital decreased by $492,983 due to differences between book and tax accounting for currency transactions and amortization and accretion on debt securities. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Capital loss carryforward                   $(827,616,457)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)        159,808,145
          ----------------------------------------------------------
          Other temporary differences                    (1,477,912)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration as follows:

          EXPIRATION DATE

          October 31, 2009                            $(154,194,477)
          ----------------------------------------------------------
          October 31, 2010                             (673,421,980)
          ----------------------------------------------------------
          Total                                       $(827,616,457)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. Effective September 1, 2004, MFS has agreed to a voluntary reduction in its management fee for the fund from an annual rate of 0.60% to 0.55% on net assets in excess of $3.0 billion.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $11,605 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,732 for retired Independent Trustees for the year ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non-recurring accrual in the amount of $347,851 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

During the year ended October 31, 2004, the fund realized a gain on disposition of a security purchased in violation of the fund's investment restrictions. The amount of the gain was $106,590. This amount is separately disclosed in the Statement of Operations and the Statement of Changes in Net Assets. The effect of this gain on the fund's total return is disclosed in the Financial Highlights.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $115,203, equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $116,447 for the year ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class R1 and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Distribution Fee                              0.10%          0.75%          0.75%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------
Service Fee                                   0.25%          0.25%          0.25%          0.25%          0.25%
---------------------------------------------------------------------------------------------------------------
Total Distribution Plan                       0.35%          1.00%          1.00%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will not be implemented until such date as the Trustees of the trust may determine.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended
October 31, 2004 amounted to:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Service Fee Retained by MFD                 $45,202         $5,279        $15,587             $0             $0
---------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended
October 31, 2004 were as follows:

                                            CLASS A        CLASS B        CLASS C       CLASS R1       CLASS R2

Effective Annual Percentage Rates             0.25%          1.00%          1.00%          0.50%          0.50%
---------------------------------------------------------------------------------------------------------------

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2004 were as follows:

                                       CLASS A        CLASS B        CLASS C
Contingent Deferred Sales Charges
Imposed                                $16,167     $1,245,959        $12,249
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $1,233,916 for shareholder services which equated to 0.0992% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $461,439 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                   PURCHASES             SALES
U.S. government securities                        $3,236,888        $3,209,729
------------------------------------------------------------------------------
Investments (non-U.S. government
securities)                                   $1,178,925,779    $1,291,108,770
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                             $1,402,622,302
          ----------------------------------------------------------
          Gross unrealized appreciation                $182,001,352
          ----------------------------------------------------------
          Gross unrealized depreciation                 (22,204,272)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $159,797,080
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 10/31/04                    Year ended 10/31/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                          15,462,054         $139,582,665        29,411,981         $204,065,280
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        862,015            7,637,377         1,177,872            7,933,393
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (16,437,879)        (146,218,602)      (34,151,195)        (233,821,571)
-----------------------------------------------------------------------------------------------------------
Net change                             (113,810)          $1,001,440        (3,561,342)        $(21,822,898)
-----------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           4,717,125          $41,981,304         6,183,701          $44,054,947
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        469,766            4,126,295           990,470            6,542,842
-----------------------------------------------------------------------------------------------------------
Shares reacquired                   (14,858,658)        (131,761,901)      (18,481,270)        (126,226,720)
-----------------------------------------------------------------------------------------------------------
Net change                           (9,671,767)        $(85,654,302)      (11,307,099)        $(75,628,931)
-----------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                           3,122,564          $27,738,519         2,694,297          $18,899,016
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions        124,212            1,093,048           259,106            1,713,421
-----------------------------------------------------------------------------------------------------------
Shares reacquired                    (5,601,015)         (49,826,824)       (6,440,055)         (44,194,896)
-----------------------------------------------------------------------------------------------------------
Net change                           (2,354,239)        $(20,995,257)       (3,486,652)        $(23,582,459)
-----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                              84,848             $788,118            90,555             $644,051
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          4,398               39,162             5,066               34,403
-----------------------------------------------------------------------------------------------------------
Shares reacquired                       (27,496)            (248,138)          (87,741)            (620,683)
-----------------------------------------------------------------------------------------------------------
Net change                               61,750             $579,142             7,880              $57,771
-----------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                             344,789           $2,982,387           106,011             $788,750
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions          1,546               14,038               165                1,240
-----------------------------------------------------------------------------------------------------------
Shares reacquired                      (152,682)          (1,282,754)          (82,246)            (622,511)
-----------------------------------------------------------------------------------------------------------
Net change                              193,653           $1,713,671            23,930             $167,479
-----------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03**
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                              11,551             $104,413               636               $5,023
-----------------------------------------------------------------------------------------------------------
Shares issued to shareholders
in reinvestment of distributions             45                  520
-----------------------------------------------------------------------------------------------------------
Shares reacquired                           (11)                (207)
-----------------------------------------------------------------------------------------------------------
Net change                               11,585             $104,726               636               $5,023
-----------------------------------------------------------------------------------------------------------
 * For the period from the inception of Class R1, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $6,307, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

SALES
                                    CONTRACTS TO                                             NET UNREALIZED
         SETTLEMENT                   DELIVER/           IN EXCHANGE        CONTRACTS         APPRECIATION
            DATE                      RECEIVE                FOR             AT VALUE        (DEPRECIATION)

  11/15/04                     EUR         85,042,087      $104,775,006      $108,782,668         $(4,007,663)
  11/16/04                     GBP         13,858,769        25,042,796        25,424,889            (382,094)
                                                           ------------      ------------         -----------
                                                           $129,817,802      $134,207,557         $(4,389,757)
                                                           ============      ============         ===========

(8) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VI and Shareholders of MFS Utilities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the Fund) (one of the portfolios comprising MFS Series Trust
VI), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Utilities Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                             ERNST & YOUNG LLP
Boston, Massachusetts
December 10, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial
(born 08/08/46)                                                         Services Company, Chairman
                                                                        (since February 2004);
                                                                        Harvard Law School
                                                                        (education), John Olin
                                                                        Visiting Professor (since
                                                                        July 2002); Secretary of
                                                                        Economic Affairs, The
                                                                        Commonwealth of Massachusetts
                                                                        (January 2002 to December
                                                                        2002); Fidelity Investments,
                                                                        Vice Chairman (June 2000 to
                                                                        December 2001); Fidelity
                                                                        Management & Research Company
                                                                        (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services),
                                                                        Director; Bell Canada Enterprises
                                                                        (telecommunications),
                                                                        Director; Medtronic, Inc.
                                                                        (medical technology),
                                                                        Director; Telesat (satellite
                                                                        communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service
                                                                        provider), Vice Chairman/
                                                                        Director (since April 2001);
                                                                        Encinitos Ventures (private
                                                                        investment company),
                                                                        Principal (1997 to April
                                                                        2001); Lincoln Electric
                                                                        Holdings, Inc. (welding
                                                                        equipment manufacturer),
                                                                        Director; Southwest Gas
                                                                        Corporation (natural gas
                                                                        distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President;
                                                                        Wellfleet Investments
                                                                        (investor in health care
                                                                        companies), Managing General
                                                                        Partner (since 1993);
                                                                        Cambridge Nutraceuticals
                                                                        (professional nutritional
                                                                        products),   Chief  Executive
                                                                        Officer (until May 2001)

Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel
                                                                        and Secretary (since April
                                                                        2004); Hale and Door LLP (law
                                                                        firm) (prior to April 2004)

Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002);
                                                                        The Bank of New York, Senior
                                                                        Vice President (September
                                                                        2000 to July 2002); Lexington
                                                                        Global Asset Managers, Inc.,
                                                                        Executive Vice President and
                                                                        Chief Financial Officer
                                                                        (prior to September 2000);
                                                                        Lexington Funds, Chief
                                                                        Financial Officer (prior to
                                                                        September 2000)

Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        INDEPENDENT REGISTERED PUBLIC
DISTRIBUTOR                                             ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Ernst & Young LLP
500 Boylston Street, Boston, MA 02116-3741              200 Clarendon Street, Boston, MA 02116

PORTFOLIO MANAGER
Maura A. Shaughnessy

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

------------------------------------------------------------------------------
FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended October 31, 2004, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.

The fund hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required   24 hours a day, 365 days a
bond outlooks                                      year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MMU-ANN-12/04 119M

MFS(R) GLOBAL EQUITY FUND                                               10/31/04


ANNUAL REPORT
-------------------------------------------------------------------------------
                                                             [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                        ANNUAL REPORT

                        LETTER FROM THE CEO                                  1
                        ------------------------------------------------------
                        PORTFOLIO COMPOSITION                                5
                        ------------------------------------------------------
                        MANAGEMENT REVIEW                                    6
                        ------------------------------------------------------
                        PERFORMANCE SUMMARY                                  8
                        ------------------------------------------------------
                        EXPENSE TABLE                                       12
                        ------------------------------------------------------
                        PORTFOLIO OF INVESTMENTS                            14
                        ------------------------------------------------------
                        FINANCIAL STATEMENTS                                20
                        ------------------------------------------------------
                        NOTES TO FINANCIAL STATEMENTS                       37
                        ------------------------------------------------------
                        REPORT OF INDEPENDENT REGISTERED
                        PUBLIC ACCOUNTING FIRM                              49
                        ------------------------------------------------------
                        TRUSTEES AND OFFICERS                               50
                        ------------------------------------------------------
                        PROXY VOTING POLICIES AND
                        INFORMATION                                         54
                        ------------------------------------------------------
                        QUARTERLY PORTFOLIO DISCLOSURE                      54
                        ------------------------------------------------------
                        FEDERAL TAX INFORMATION                             55
                        ------------------------------------------------------
                        CONTACT INFORMATION                         BACK COVER
                        ------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CEO
-------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

For most investors, the main factor in determining long-term success is asset allocation - how they spread their money among stocks, bonds, and cash. In fact, the total returns of investors may be more influenced by their asset allocation strategy than by their security selection within each asset class. The principle behind asset allocation is simple: by diversifying across a variety of types of securities, investors reduce the overall risk of their portfolio because gains in one area are likely to offset losses in another.

One of the dangers of not having an asset allocation plan is the temptation to simply chase performance, by moving money into whichever asset class appears to be outperforming at the moment. The problem with this approach is that by the time a particular area of the market comes into favor, investors may have already missed some of the best performance. We would suggest that one way to benefit from swings in the market is to acquire a diversified portfolio so that investors hold a range of asset classes before the market swings in their direction.

UNDERSTAND YOUR EMOTIONS

It usually takes a bear market for people to appreciate the benefits of diversification. At MFS, we believe proper asset allocation is important in all market environments. But we understand that there are emotional components of investment decisions that sometimes keep investors from achieving their long term goals. The three common behaviors that negatively impact investment decisions are overconfidence, looking backwards, and loss aversion.

    o Overconfidence. After experiencing gains in the market, particularly during a bull market, investors have a natural tendency to overestimate their own abilities. During the global bull market of the late 1990s, for example, a large number of investors traded their own stocks and made significant profits. However, most of these same investors later handed back those profits - and then some - because they focused more on short-term blips in the market and less on the fundamental factors that affect a company's long-term prospects.

    o Looking backwards. Although security prices are determined by expectations about the future, many investors make choices based on the recent past. Investors who have achieved momentary success in the market tend to take on too much risk, believing that better- than-average returns can be easily duplicated. On the other hand, those who have had negative experiences tend to become overly cautious and take on too little risk. Recent historical experience tends to dictate an investor's frame of reference and may lead to irrational decisions.

    o Loss aversion. Simply put, investors would rather avoid the immediate pain of losses than enjoy the future pleasure of gains. As a result, some investors tend to overreact to short-term downturns in the market by seeking to mitigate their losses, rather than remaining invested to benefit from the long-term growth potential of the stock and bond markets.

THINK LIKE A PROFESSIONAL INVESTOR

Asset allocation helps reduce the emotional factors that tend to affect the long-term returns of investors. Professional investors - those who manage assets for money management firms, pension funds, and endowments - have tended to outperform the average retirement investor because they focus on asset allocation. For example, the investment performance of the average 401(k) participant has lagged these professional investors by more than two percentage points a year, on average, over the past 10 years.(1)

We think asset allocation is one of the most important decisions for investors. A study of the performance of 91 large U.S. corporate pension plans with assets of more than $100 million over a 10-year period beginning in 1974 concluded that asset allocation policies accounted for 93.6% of their returns, while individual security selection and the timing of their investments accounted for only 6.4% for their overall performance.(2)

Professional investors target a realistic level of return based on the amount of risk they are willing to take, then set allocations to meet their goals. On average, U.S. professional investors allocate 35% to 40% of their assets to domestic equity stocks; 20% to 30% to fixed income issues; 10% to international stocks; and between 10% and 20% to other investment classes such as real estate.(3) And within those categories, they hold a broad range of styles and asset classes.

In contrast, 401(k) participants who held company stock in their retirement plans at the end of 2002 had roughly 42% of their retirement assets in company stock while the rest was allocated to either growth or value stock funds.(4) These participants virtually ignored the broad range of equity, fixed-income, and international offerings provided by their retirement plans.

ALLOCATE, DIVERSIFY, REBALANCE

We recommend working with a professional adviser to find an optimal mix of investments based on your individual goals. In our view, a disciplined asset allocation strategy is composed of three simple steps: allocate, diversify and rebalance.

    o Allocate. Investors should work with their financial adviser to specify their long-term goals and tolerance for risk. Then investors should allocate their assets across the major asset classes - stocks, bonds, and cash - to help them pursue an investment return that is consistent with their risk tolerance level.

    o Diversify. By diversifying their assets, investors trade some performance in the top performing categories for a more predictable and stable portfolio. At the same time, investors should include different investment styles and market capitalizations of stocks and a range of fixed-income investments, as well as U.S. and non-U.S. securities. Because security subclasses tend to move in and out of favor during various market and economic environments, a broad portfolio increases the benefits of diversification.

    o Rebalance. We suggest that investors consult with their professional advisers periodically to rebalance their portfolios to maintain the percentages that they have dedicated to each asset class. Allocations can shift as markets rise and fall, making for a riskier or more conservative portfolio than an investor originally intended. For example, a portfolio of 50% stocks and 50% bonds at the start of 2000 would have shifted to 32% stocks and 68% bonds at the end of 2002 because of the weak stock market.(5)

In short, these three simple concepts - allocate, diversify and rebalance - help take emotion out of the investment process and help prevent investors from trying to outguess the market. An asset allocation strategy cannot turn a down market cycle into a good one, but it is an invaluable tool to manage risk and keep investors on track toward reaching their long-term investment goals.

A DISCIPLINED INVESTMENT PROCESS IS PARAMOUNT

Disciplined diversification has helped investors pursue long-term, above-average results through the years. Since 1924, when we invented the mutual fund, MFS(R) has strived to give investors the products and tools they need to maintain well-diversified portfolios. MFS provides a variety of products in each asset class as well as a family of asset allocation funds. These asset allocation portfolios cover a range from conservative to moderate, growth, and aggressive growth allocations, each with a strategy based on a distinct level of risk. We recommend developing a comprehensive financial plan with an investment advisor who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management

November 15, 2004

Asset allocation and diversification can not guarantee a profit or protect against a loss.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

(1) Source: Watson Wyatt
(2) "Determinants of Portfolio Performance," in Financial Analysts Journal, January/February 1995, by Gary P. Brinson, L. Randolph Hood, and Gilbert L. Beebower
(3) Source: Greenwich Associates
(4) Source: Hewitt Associates
(5) Source: Lipper Inc.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

PORTFOLIO STRUCTURE

        Stocks                          99.8%
        Cash & Other Net Assets          0.2%

TOP TEN HOLDINGS

Reckitt Benckiser PLC                                                     3.6%
------------------------------------------------------------------------------
L'Air Liquide S.A.                                                        2.5%
------------------------------------------------------------------------------
American Express Co.                                                      2.2%
------------------------------------------------------------------------------
Johnson & Johnson                                                         2.1%
------------------------------------------------------------------------------
Roche Holding AG                                                          2.0%
------------------------------------------------------------------------------
Sandvik AB                                                                1.9%
------------------------------------------------------------------------------
Sanofi-Aventis                                                            1.9%
------------------------------------------------------------------------------
Diageo PLC                                                                1.8%
------------------------------------------------------------------------------
Accenture Ltd.                                                            1.8%
------------------------------------------------------------------------------
TJX Cos., Inc.                                                            1.7%
------------------------------------------------------------------------------

SECTOR WEIGHTINGS

Financial Services                                                       17.6%
------------------------------------------------------------------------------
Health Care                                                              17.5%
------------------------------------------------------------------------------
Technology                                                                8.9%
------------------------------------------------------------------------------
Utilities & Communications                                                7.8%
------------------------------------------------------------------------------
Leisure                                                                   7.8%
------------------------------------------------------------------------------
Consumer Staples                                                          7.6%
------------------------------------------------------------------------------
Retailing                                                                 7.3%
------------------------------------------------------------------------------
Industrial Goods & Services                                               5.8%
------------------------------------------------------------------------------
Basic Materials                                                           5.7%
------------------------------------------------------------------------------
Energy                                                                    5.1%
------------------------------------------------------------------------------
Special Products & Services                                               3.5%
------------------------------------------------------------------------------
Autos & Housing                                                           3.4%
------------------------------------------------------------------------------
Transportation                                                            1.8%
------------------------------------------------------------------------------

COUNTRY WEIGHTINGS

United States                                                            32.4%
------------------------------------------------------------------------------
Great Britain                                                            15.8%
------------------------------------------------------------------------------
Japan                                                                     9.4%
------------------------------------------------------------------------------
France                                                                    9.2%
------------------------------------------------------------------------------
Switzerland                                                               7.4%
------------------------------------------------------------------------------
Sweden                                                                    5.3%
------------------------------------------------------------------------------
Spain                                                                     3.9%
------------------------------------------------------------------------------
Canada                                                                    2.5%
------------------------------------------------------------------------------
Singapore                                                                 2.3%
------------------------------------------------------------------------------
All Others                                                               11.6%
------------------------------------------------------------------------------

Percentages are based on net assets as of 10/31/04.

The portfolio is actively managed, and current holdings may be different.

------------------------------------------------------------------------------
MANAGEMENT REVIEW
------------------------------------------------------------------------------

SUMMARY OF RESULTS

For the year ended October 31, 2004, the Class A shares of MFS Global Equity Fund provided an average annual return not including sales charge of 17.12%, outpacing the 13.76% return for the MSCI World Index.

MARKET ENVIRONMENT

In 2004, many measures of global economic growth, including employment, corporate spending, and earnings growth continued to improve, though we feel that near-record-high oil prices, concerns about rising interest rates, and an unsettled geopolitical environment adversely affected global markets. The U.S. Federal Reserve Board raised interest rates three times during the period, and this appears to have set expectations for an ongoing series of modest rate hikes.

CONTRIBUTORS TO PERFORMANCE

The principal source of the fund's relative outperformance vs. its benchmark, the MSCI World Index, was strong stock selection in the technology, health care, retailing, and financial services sectors. Several of the fund's top contributors on a relative basis came from the retail sector, including Hennes & Mauritz, Esprit, and NEXT.

Individual stocks in other sectors that contributed to relative results included strong-performing household products company Reckitt Benckiser and leisure company William Hill. Our overweighted positions in financial services companies OTP Bank and Erste Bank also boosted relative results.

DETRACTORS FROM PERFORMANCE

Stock selection in the utilities and communications sector held back relative performance for the period. Our positions in wireless telecom companies KDDI and Vodafone KK (formerly Japan Telecom) hurt relative results. Stock selection and an overweighted position in the leisure sector also detracted from relative returns, with Yamaha* and News Corp. among the fund's top 10 detractors for the period.

Our underweighted position in the energy sector also hurt relative performance, particularly not holding strong-performing Exxon Mobil. Stocks in other sectors that held back relative results included financial services company Amvescap and pharmaceutical firm AstraZeneca.

The fund's cash position also detracted from relative performance. As with nearly all mutual funds, this fund holds some cash to buy new holdings and to provide liquidity. In a period when equity markets - as measured by the MSCI World Index - rose sharply, holding any cash hurt relative performance. The index does not have a cash position.

The views expressed are those of the portfolio manager only through the end of the period as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

*Stock was not held in the portfolio at the end of the period.

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 10/31/04
-------------------------------------------------------------------------------

The following chart illustrates the historical performance of the fund's original share class in comparison to its benchmark. Performance results include any applicable contingent deferred sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS MAY BE AND LIKELY WERE ATTRIBUTABLE TO RECENT FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                      MFS Global Equity
                       Fund -- Class B         MSCI World Index

          10/94          $10,000                   $10,000
          10/96           12,625                    12,855
          10/98           16,138                    17,437
          10/00           20,322                    22,158
          10/02           15,523                    14,163
          10/04           21,164                    20,032

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------
                         Class
   Share class      inception date      1-yr      3-yr      5-yr       10-yr
------------------------------------------------------------------------------
        A               9/7/93          17.12%     9.24%      3.45%      8.64%
------------------------------------------------------------------------------
        B              12/29/86         16.29%     8.42%      2.68%      7.79%
------------------------------------------------------------------------------
        C               1/3/94          16.26%     8.41%      2.67%      7.80%
------------------------------------------------------------------------------
        I               1/2/97          17.44%     9.51%      3.70%      8.85%
------------------------------------------------------------------------------
        J               7/9/99          16.33%     8.47%      2.70%      7.83%
------------------------------------------------------------------------------
       R1              12/31/02         16.86%     9.05%      3.34%      8.58%
------------------------------------------------------------------------------
       R2              10/31/03         16.66%     8.53%      2.74%      7.82%
------------------------------------------------------------------------------

--------------------
  Average annual
--------------------

Comparative benchmarks
------------------------------------------------------------------------------
Average global multi-cap
core fund+                              11.76%     8.12%      2.35%      7.11%
------------------------------------------------------------------------------
MSCI World Index#                       13.76%     6.54%     -1.73%      7.19%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

   Share class
------------------------------------------------------------------------------
        A                               10.38%     7.11%      2.23%      8.00%
------------------------------------------------------------------------------
        B                               12.29%     7.56%      2.32%      7.79%
------------------------------------------------------------------------------
        C                               15.26%     8.41%      2.67%      7.80%
------------------------------------------------------------------------------
        J                               12.84%     7.38%      2.08%      7.50%
------------------------------------------------------------------------------
  I, R1, and R2 Class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                               17.12%    30.38%     18.49%    129.06%
------------------------------------------------------------------------------
        B                               16.29%    27.44%     14.13%    111.64%
------------------------------------------------------------------------------
        C                               16.26%    27.41%     14.10%    111.92%
------------------------------------------------------------------------------
        I                               17.44%    31.32%     19.90%    133.46%
------------------------------------------------------------------------------
        J                               16.33%    27.63%     14.25%    112.53%
------------------------------------------------------------------------------
       R1                               16.86%    29.69%     17.87%    127.86%
------------------------------------------------------------------------------
       R2                               16.66%    27.85%     14.50%    112.31%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

MSCI World Index - measures the performance of stock markets in the developed world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results including sales charge reflect the deduction of the maximum 5.75% sales charge. Class B results including sales charge reflect the deduction of the applicable contingent deferred sales charge (CDSC) which declines over six years from 4% to 0%. Class C results including sales charge (assuming redemption within one year from the end of the calendar month of purchase) reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results including sales charge reflect the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans.

Performance for J and R2 includes the performance of the fund's Class B shares prior to their offering. Performance for I and R1 shares includes the performance of the fund's Class A shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I and R1 shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares.
The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now has a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I and R1 shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Classes I and R1 shares under the prior methodology is available at mfs.com. These results represent the percent change in net asset value.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

The performance shown reflects a non-recurring accrual made to the fund on July 28, 2004, relating to MFS' revenue sharing settlement with the Securities and Exchange Commission, without which the performance would have been lower.

KEY RISK CONSIDERATIONS

The portfolio may invest in foreign and/or emerging markets securities, which are more susceptible to risks relating to interest rates, currency exchange rates, economic, and political conditions.

The portfolio's value will vary daily since its investments will fluctuate in response to issuer, market, regulatory, economic, or political developments. Because stocks tend to be more volatile than some other investments, such as bonds, the more assets a fund dedicates to stocks, generally the more volatile the portfolio's value will be. Historically, stocks have outperformed bonds over time. Please see the prospectus for further information regarding these and other risk considerations.

-------------------------------------------------------------------------------
EXPENSE TABLE
-------------------------------------------------------------------------------

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM MAY 1, 2004, THROUGH OCTOBER 31, 2004.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2004 through October 31, 2004.

ACTUAL EXPENSES

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
Share Class
------------------------------------------------------------------------------
                                                                 Expenses
                  Annualized     Beginning        Ending       Paid During
                    Expense    Account Value  Account Value*      Period**
                    Ratio        5/01/04         10/31/04     5/01/04-10/31/04
------------------------------------------------------------------------------
    Actual           1.49%        $1,000          $1,047           $7.69
A  ---------------------------------------------------------------------------
    Hypothetical     1.49%        $1,000          $1,017           $7.58
------------------------------------------------------------------------------
    Actual           2.24%        $1,000          $1,043           $11.53
B  ---------------------------------------------------------------------------
    Hypothetical     2.24%        $1,000          $1,014           $11.37
------------------------------------------------------------------------------
    Actual           2.24%        $1,000          $1,042           $11.53
C  ---------------------------------------------------------------------------
    Hypothetical     2.24%        $1,000          $1,014           $11.37
------------------------------------------------------------------------------
    Actual           1.24%        $1,000          $1,048           $6.40
I  ---------------------------------------------------------------------------
    Hypothetical     1.24%        $1,000          $1,019           $6.31
------------------------------------------------------------------------------
    Actual           2.19%        $1,000          $1,043           $11.28
J  ---------------------------------------------------------------------------
    Hypothetical     2.19%        $1,000          $1,014           $11.12
------------------------------------------------------------------------------
    Actual           1.75%        $1,000          $1,045           $9.02
R1 ---------------------------------------------------------------------------
    Hypothetical     1.75%        $1,000          $1,016           $8.89
------------------------------------------------------------------------------
    Actual           2.00%        $1,000          $1,045           $10.31
R2
   ---------------------------------------------------------------------------
    Hypothetical     2.00%        $1,000          $1,015           $10.16
------------------------------------------------------------------------------
 * Ending account value reflects each class' ending account value assuming the actual class return per year before expenses (Actual) and a hypothetical 5% class return per year before expenses (Hypothetical).

** Expenses paid is equal to each class' annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

-------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - 10/31/04
-------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.8%
-------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES           $ VALUE
-------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.8%
-------------------------------------------------------------------------------------------------
Diageo PLC                                                            875,667         $11,718,649
-------------------------------------------------------------------------------------------------

Apparel Manufacturers - 0.5%
-------------------------------------------------------------------------------------------------
Toray Industries, Inc.                                                678,000          $3,170,170
-------------------------------------------------------------------------------------------------

Automotive - 2.9%
-------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                           155,110          $6,577,771
-------------------------------------------------------------------------------------------------
Bridgestone Corp.                                                     324,000           5,876,163
-------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                    163,400           6,374,552
-------------------------------------------------------------------------------------------------
                                                                                      $18,828,486
-------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.1%
-------------------------------------------------------------------------------------------------
American Express Co.                                                  265,300         $14,079,471
-------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.^                                 479,500           7,544,825
-------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       220,600           9,788,022
-------------------------------------------------------------------------------------------------
Credit Suisse Group                                                   180,900           6,201,118
-------------------------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                               629,000           5,900,244
-------------------------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG                        140,600           6,275,405
-------------------------------------------------------------------------------------------------
Irish Life & Permanent PLC                                            198,530           3,352,398
-------------------------------------------------------------------------------------------------
MBNA Corp.                                                            261,400           6,699,682
-------------------------------------------------------------------------------------------------
OTP Bank Ltd., GDR                                                    101,200           5,098,456
-------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC                                      149,290           4,401,642
-------------------------------------------------------------------------------------------------
UBS AG                                                                141,245          10,203,787
-------------------------------------------------------------------------------------------------
United Overseas Bank Ltd.                                             504,000           4,091,278
-------------------------------------------------------------------------------------------------
                                                                                      $83,636,328
-------------------------------------------------------------------------------------------------
Biotechnology - 1.2%
-------------------------------------------------------------------------------------------------
Genzyme Corp.^*                                                       149,400          $7,839,018
-------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 5.0%
-------------------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC                                    333,850          $3,118,540
-------------------------------------------------------------------------------------------------
News Corp. Ltd.                                                       867,134           6,986,064
-------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                    383,400           6,379,776
-------------------------------------------------------------------------------------------------
Tokyo Broadcasting System, Inc.                                       199,300           3,196,632
-------------------------------------------------------------------------------------------------
Viacom, Inc., "B"^                                                    235,170           8,581,353
-------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       158,700           4,002,414
-------------------------------------------------------------------------------------------------
                                                                                      $32,264,779
-------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.4%
-------------------------------------------------------------------------------------------------
AMVESCAP PLC                                                        1,093,900          $5,928,006
-------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.^                                            185,100           2,822,775
-------------------------------------------------------------------------------------------------
                                                                                       $8,750,781
-------------------------------------------------------------------------------------------------
Business Services - 3.0%
-------------------------------------------------------------------------------------------------
Accenture Ltd., "A"^*                                                 467,950         $11,329,070
-------------------------------------------------------------------------------------------------
DST Systems, Inc.^*                                                   178,500           8,005,725
-------------------------------------------------------------------------------------------------
                                                                                      $19,334,795
-------------------------------------------------------------------------------------------------
Chemicals - 0.5%
-------------------------------------------------------------------------------------------------
Syngenta AG                                                            32,991          $3,153,836
-------------------------------------------------------------------------------------------------

Computer Software - 2.9%
-------------------------------------------------------------------------------------------------
Business Objects S.A.^*                                               128,100          $3,277,439
-------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       168,100           4,705,119
-------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         562,400           7,119,984
-------------------------------------------------------------------------------------------------
Symantec Corp.^*                                                       56,800           3,234,192
-------------------------------------------------------------------------------------------------
                                                                                      $18,336,734
-------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.6%
-------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           284,000          $9,957,040
-------------------------------------------------------------------------------------------------

Construction - 0.5%
-------------------------------------------------------------------------------------------------
Sekisui Chemical Co. Ltd.                                             456,000          $2,903,169
-------------------------------------------------------------------------------------------------

Consumer Goods & Services - 4.1%
-------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.^                                                 73,400          $3,275,108
-------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                 829,640          22,769,279
-------------------------------------------------------------------------------------------------
                                                                                      $26,044,387
-------------------------------------------------------------------------------------------------
Electrical Equipment - 2.6%
-------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                     147,600          $7,012,969
-------------------------------------------------------------------------------------------------
Samsung SDI Co. Ltd.                                                   53,610           4,836,632
-------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                74,349           4,936,259
-------------------------------------------------------------------------------------------------
                                                                                      $16,785,860
-------------------------------------------------------------------------------------------------

Electronics - 3.0%
-------------------------------------------------------------------------------------------------
CANON, Inc.                                                           212,000         $10,473,339
-------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.                                           22,300           8,754,667
-------------------------------------------------------------------------------------------------
                                                                                      $19,228,006
-------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
-------------------------------------------------------------------------------------------------
EnCana Corp.                                                          140,400          $6,966,082
-------------------------------------------------------------------------------------------------
EOG Resources, Inc.^                                                   49,300           3,281,408
-------------------------------------------------------------------------------------------------
                                                                                      $10,247,490
-------------------------------------------------------------------------------------------------
Energy - Integrated - 2.5%
-------------------------------------------------------------------------------------------------
BP PLC                                                                643,700          $6,237,564
-------------------------------------------------------------------------------------------------
Total S.A.                                                             45,580           9,504,239
-------------------------------------------------------------------------------------------------
                                                                                      $15,741,803
-------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 1.7%
-------------------------------------------------------------------------------------------------
Nestle S.A.                                                            27,686          $6,564,590
-------------------------------------------------------------------------------------------------
PepsiCo, Inc.^                                                         89,100           4,417,578
-------------------------------------------------------------------------------------------------
                                                                                      $10,982,168
-------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.0%
-------------------------------------------------------------------------------------------------
William Hill Ltd.                                                     746,090          $6,702,072
-------------------------------------------------------------------------------------------------

Insurance - 3.2%
-------------------------------------------------------------------------------------------------
AXA                                                                   389,400          $8,403,621
-------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd.^                                             506,995           5,207,207
-------------------------------------------------------------------------------------------------
Riunione Adriatica di Sicurta S.p.A.                                  316,200           6,698,501
-------------------------------------------------------------------------------------------------
                                                                                      $20,309,329
-------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
-------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      41,000          $4,631,937
-------------------------------------------------------------------------------------------------

Machinery & Tools - 3.2%
-------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"                                                   200,400          $8,316,940
-------------------------------------------------------------------------------------------------
Sandvik AB^                                                           321,900          12,084,905
-------------------------------------------------------------------------------------------------
                                                                                      $20,401,845
-------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.5%
-------------------------------------------------------------------------------------------------
Caremark Rx, Inc.^*                                                   196,459          $5,887,876
-------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.^*                                              104,560           3,843,626
-------------------------------------------------------------------------------------------------
                                                                                       $9,731,502
-------------------------------------------------------------------------------------------------

Medical Equipment - 5.0%
-------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.^                                          93,800          $4,878,538
-------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                               155,400           8,913,744
-------------------------------------------------------------------------------------------------
Medtronic, Inc.^                                                      102,700           5,248,997
-------------------------------------------------------------------------------------------------
Synthes, Inc.*                                                         16,110           1,720,773
-------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                243,500           7,061,500
-------------------------------------------------------------------------------------------------
Waters Corp.^*                                                         93,500           3,860,615
-------------------------------------------------------------------------------------------------
                                                                                      $31,684,167
-------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
-------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.^                                                   889,000          $3,317,008
-------------------------------------------------------------------------------------------------

Oil Services - 1.0%
-------------------------------------------------------------------------------------------------
Noble Corp.^*                                                         139,200          $6,358,656
-------------------------------------------------------------------------------------------------

Pharmaceuticals - 9.8%
-------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                       172,900          $7,089,216
-------------------------------------------------------------------------------------------------
Chugai Pharmaceutical Co. Ltd.                                        274,500           4,304,255
-------------------------------------------------------------------------------------------------
Johnson & Johnson                                                     229,000          13,369,020
-------------------------------------------------------------------------------------------------
Novartis AG                                                           143,200           6,844,735
-------------------------------------------------------------------------------------------------
Roche Holding AG                                                      124,900          12,797,388
-------------------------------------------------------------------------------------------------
Sanofi-Aventis                                                        162,560          11,915,815
-------------------------------------------------------------------------------------------------
Schering AG                                                            97,800           6,304,326
-------------------------------------------------------------------------------------------------
                                                                                      $62,624,755
-------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
-------------------------------------------------------------------------------------------------
Reed Elsevier N.V.                                                    473,090          $6,233,564
-------------------------------------------------------------------------------------------------

Railroad & Shipping - 1.8%
-------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.^                                   142,300          $5,949,563
-------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                         102,903           5,561,907
-------------------------------------------------------------------------------------------------
                                                                                      $11,511,470
-------------------------------------------------------------------------------------------------
Special Products & Services - 0.5%
-------------------------------------------------------------------------------------------------
Nok Corp,^                                                            110,000          $3,345,771
-------------------------------------------------------------------------------------------------

Specialty Chemicals - 5.2%
-------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.^                                        90,160          $4,794,709
-------------------------------------------------------------------------------------------------
BOC Group PLC                                                         483,140           7,783,619
-------------------------------------------------------------------------------------------------
L'Air Liquide S.A.                                                     97,560          15,800,140
-------------------------------------------------------------------------------------------------
Praxair, Inc.^                                                        113,140           4,774,508
-------------------------------------------------------------------------------------------------
                                                                                      $33,152,976
-------------------------------------------------------------------------------------------------
Specialty Stores - 6.8%
-------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                  679,000          $3,629,546
-------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, "B"                                              235,100           6,864,840
-------------------------------------------------------------------------------------------------
Home Depot, Inc.^                                                     134,600           5,529,368
-------------------------------------------------------------------------------------------------
Kingfisher PLC                                                      1,867,690          10,370,032
-------------------------------------------------------------------------------------------------
NEXT PLC                                                              197,430           6,056,736
-------------------------------------------------------------------------------------------------
TJX Cos., Inc.^                                                       462,800          11,097,944
-------------------------------------------------------------------------------------------------
                                                                                      $43,548,466
-------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.7%
-------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.*                    4,113,000          $2,827,494
-------------------------------------------------------------------------------------------------
KDDI Corp.                                                              1,187           5,718,321
-------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                  3,365,145           8,623,568
-------------------------------------------------------------------------------------------------
                                                                                      $17,169,383
-------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 1.0%
-------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"^*                                               2,251,300          $6,557,803
-------------------------------------------------------------------------------------------------

Telephone Services - 3.2%
-------------------------------------------------------------------------------------------------
BCE, Inc.                                                             137,592          $3,197,501
-------------------------------------------------------------------------------------------------
Brasil Telecom Participacoes S.A., ADR^                                69,100           2,118,606
-------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                   3,334,500           4,852,223
-------------------------------------------------------------------------------------------------
Telefonica S.A.                                                       620,104          10,264,889
-------------------------------------------------------------------------------------------------
                                                                                      $20,433,219
-------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.8%
-------------------------------------------------------------------------------------------------
Iberdrola S.A.^                                                       318,530          $6,992,349
-------------------------------------------------------------------------------------------------
Veolia Environnement                                                  158,500           4,815,577
-------------------------------------------------------------------------------------------------
                                                                                      $11,807,926
-------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $493,376,412)                                         $638,445,348
-------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.6%
-------------------------------------------------------------------------------------------------
ISSUER                                                             PAR AMOUNT             $ VALUE
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 1.84%, due 11/01/04,
at Amortized Cost                                                  $3,780,000          $3,780,000
-------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 12.0%
-------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 1.895%, dated 10/29/04,
due 11/01/04, total to be received $29,702,979 (secured by
various U.S. Treasury and Federal Agency obligations in an
individually traded account)                                      $29,701,415         $29,701,415
-------------------------------------------------------------------------------------------------

ISSUER                                                                 SHARES             $ VALUE
-------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                       47,152,608          47,152,608
-------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost and
Net Asset Value                                                                       $76,854,023
-------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $574,010,435)                                    $719,079,371
-------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (12.4)%                                              (79,504,663)
-------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                  $639,574,708
-------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.
ADR = American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 10/31/04

ASSETS

Investments, at value, including $74,148,167 of securities
on loan (identified cost, $574,010,435)                           $719,079,371
-----------------------------------------------------------------------------------------------------
Cash                                                                       266
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                        470,193
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                      764,636
-----------------------------------------------------------------------------------------------------
Receivable from administrative proceeding settlement                    50,585
-----------------------------------------------------------------------------------------------------
Other assets                                                             3,297
-----------------------------------------------------------------------------------------------------
Total assets                                                                             $720,368,348
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                   $1,548,630
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                   1,951,825
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                          76,854,023
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                        46,349
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                           60,547
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                          26,818
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                       305
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                                11
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 305,132
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $80,793,640
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $639,574,708
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                   $542,253,270
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies        145,103,454
-----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (47,775,512)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                         (6,504)
-----------------------------------------------------------------------------------------------------
Net assets                                                                               $639,574,708
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  28,308,356
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                      $368,514,440
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                16,076,715
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $22.92
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$22.92)                                                  $24.32
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                      $170,782,583
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 7,742,122
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $22.06
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                       $32,784,542
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,513,458
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $21.66
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $37,780,843
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,626,383
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $23.23
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                       $23,187,812
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 1,063,524
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $21.80
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00X$21.80)                                                  $22.47
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                        $5,994,155
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   262,848
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $22.80
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                          $530,333
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                    23,306
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $22.76
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR YEAR ENDED 10/31/04

NET INVESTMENT INCOME

Income
-----------------------------------------------------------------------------------------------------
  Dividends                                                         $12,522,444
-----------------------------------------------------------------------------------------------------
  Interest                                                              370,635
-----------------------------------------------------------------------------------------------------
  Other#                                                                 50,585
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                             (1,252,226)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $11,691,438
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                     $5,945,640
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                                 29,444
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         1,151,027
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                                928,679
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                              1,814,809
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                                347,881
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                                250,315
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                                14,426
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 1,036
-----------------------------------------------------------------------------------------------------
  Administrative service fee (Class R2)                                     518
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                     59,984
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                         507,896
-----------------------------------------------------------------------------------------------------
  Printing                                                              133,581
-----------------------------------------------------------------------------------------------------
  Postage                                                                62,822
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                          40,609
-----------------------------------------------------------------------------------------------------
  Legal fees                                                             20,529
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                         216,728
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $11,525,924
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (39,199)
-----------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                            (1,834)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $11,484,891
-----------------------------------------------------------------------------------------------------
Net investment income                                                                        $206,547
-----------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                           $54,076,179
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                        (120,882)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $53,955,297
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                       $44,856,509
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign currencies            28,292
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $44,884,801
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $98,840,098
-----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $99,046,645
-----------------------------------------------------------------------------------------------------

# A non-recurring accrual recorded as a result of an administrative proceeding  regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN  NET ASSETS
-------------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 10/31                                               2004                      2003

CHANGE IN NET ASSETS

OPERATIONS

Net investment income (loss)                                         $206,547                 $(498,849)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                              53,955,297               (17,445,241)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                               44,884,801               109,688,739
------------------------------------------------------------  ---------------              ------------
Change in net assets from operations                              $99,046,645               $91,744,649
------------------------------------------------------------  ---------------              ------------
Change in net assets from fund share transactions                $(64,662,933)             $(31,791,040)
------------------------------------------------------------  ---------------              ------------
Redemption fees                                                        $2,932                       $--
------------------------------------------------------------  ---------------              ------------
Total change in net assets                                        $34,386,644               $59,953,609
------------------------------------------------------------  ---------------              ------------

NET ASSETS

At beginning of period                                           $605,188,064              $545,234,455
-------------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $6,504 and $92,169, respectively)                             $639,574,708              $605,188,064
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

                                                                          YEARS ENDED 10/31
                                         ------------------------------------------------------------------------------------
CLASS A                                          2004                 2003               2002            2001            2000

Net asset value, beginning of period           $19.57               $16.55             $17.58          $22.88          $22.50
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment income (loss)(S)               $0.07                $0.03             $(0.00)+++      $(0.01)          $0.07
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                       3.28                 2.99              (1.03)          (3.81)           2.24
-----------------------------------------  ----------               ------             ------          ------          ------
Total from investment operations                $3.35                $3.02             $(1.03)         $(3.82)          $2.31
-----------------------------------------  ----------               ------             ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net realized gain on
  investments and foreign currency
  transactions                                    $--                  $--                $--          $(1.44)         $(1.93)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                     --                   --                 --           (0.04)             --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                             --                   --                 --           (0.00)+++          --
-----------------------------------------  ----------               ------             ------          ------          ------
Total distributions declared to
shareholders                                      $--                  $--                $--          $(1.48)         $(1.93)
-----------------------------------------  ----------               ------             ------          ------          ------
Redemption fees added to paid-in
capital#                                        $0.00+++               $--                $--             $--             $--
-----------------------------------------  ----------               ------             ------          ------          ------
Net asset value, end of period                 $22.92               $19.57             $16.55          $17.58          $22.88
-----------------------------------------  ----------               ------             ------          ------          ------
Total return (%)(+)                             17.12^               18.25              (5.86)         (17.67)          10.39
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                          YEARS ENDED 10/31
                                         ------------------------------------------------------------------------------------
CLASS A (CONTINUED)                              2004                 2003               2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                       1.52                 1.65               1.62            1.59            1.55
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                     0.30                 0.19              (0.02)          (0.06)           0.28
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                 41                   52                 52              72              84
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                $368,514             $345,783           $322,006        $348,129        $450,481
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                           $0.07*                 $--                $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                       1.52*                  --                 --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                            0.30*                  --                 --              --              --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS B                                            2004                 2003             2002            2001            2000

Net asset value, beginning of period             $18.97               $16.18           $17.31          $22.52          $22.17
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT
OPERATIONS#

  Net investment loss(S)                         $(0.10)              $(0.09)          $(0.14)         $(0.16)         $(0.11)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                         3.19                 2.88            (0.99)          (3.75)           2.21
-------------------------------------------  ----------               ------           ------          ------          ------
Total from investment operations                  $3.09                $2.79           $(1.13)         $(3.91)          $2.10
-------------------------------------------  ----------               ------           ------          ------          ------

LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS

  From net realized gain on investments
  and foreign currency transactions                 $--                  $--              $--          $(1.26)         $(1.75)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                       --                   --               --           (0.04)             --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                               --                   --               --           (0.00)+++          --
-------------------------------------------  ----------               ------           ------          ------          ------
Total distributions declared to
shareholders                                        $--                  $--              $--          $(1.30)         $(1.75)
-------------------------------------------  ----------               ------           ------          ------          ------
Redemption fees added to paid-in
capital#                                          $0.00+++               $--              $--             $--             $--
-------------------------------------------  ----------               ------           ------          ------          ------
Net asset value, end of period                   $22.06               $18.97           $16.18          $17.31          $22.52
-------------------------------------------  ----------               ------           ------          ------          ------
Total return (%)                                  16.29^               17.24            (6.53)         (18.28)           9.60
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                           YEARS ENDED 10/31
                                           ----------------------------------------------------------------------------------
CLASS B (CONTINUED)                                2004                 2003             2002            2001            2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                         2.27                 2.40             2.37            2.34            2.30
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.45)               (0.56)           (0.79)          (0.81)          (0.46)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                   41                   52               52              72              84
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                  $170,783             $177,713         $172,094        $220,855        $301,816
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                              $(0.10)*                $--              $--             $--             $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                         2.27*                  --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                               (0.45)*                 --               --              --              --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                              YEARS ENDED 10/31
                                                -----------------------------------------------------------------------------
CLASS C                                               2004               2003             2002            2001           2000

Net asset value, beginning of period                $18.63             $15.89           $17.00          $22.16         $21.89
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                            $(0.09)            $(0.09)          $(0.14)         $(0.16)        $(0.11)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    3.12               2.83            (0.97)          (3.68)          2.18
------------------------------------------------  --------             ------           ------          ------         ------
Total from investment operations                     $3.03              $2.74           $(1.11)         $(3.84)         $2.07
------------------------------------------------  --------             ------           ------          ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                        $--                $--              $--          $(1.28)        $(1.80)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                          --                 --               --           (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                  --                 --               --           (0.00)+++         --
------------------------------------------------  --------             ------           ------          ------         ------
Total distributions declared to shareholders           $--                $--              $--          $(1.32)        $(1.80)
------------------------------------------------  --------             ------           ------          ------         ------
Redemption fees added to paid-in capital#            $0.00+++             $--              $--             $--            $--
------------------------------------------------  --------             ------           ------          ------         ------
Net asset value, end of period                      $21.66             $18.63           $15.89          $17.00         $22.16
------------------------------------------------  --------             ------           ------          ------         ------
Total return (%)                                     16.26^             17.24            (6.53)         (18.30)          9.62
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                              YEARS ENDED 10/31
                                                -----------------------------------------------------------------------------
CLASS C (CONTINUED)                                   2004               2003             2002            2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                            2.27               2.40             2.37            2.34           2.30
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.45)             (0.56)           (0.78)          (0.82)         (0.47)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                      41                 52               52              72             84
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                      $32,785            $33,253          $31,594         $40,789        $56,755
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                 $(0.09)*              $--              $--             $--            $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                            2.27*                --               --              --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                  (0.45)*               --               --              --             --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               YEARS ENDED 10/31
                                                  ---------------------------------------------------------------------------
CLASS I                                                 2004               2003            2002           2001           2000

Net asset value, beginning of period                  $19.78             $16.70          $17.69         $23.04         $22.63
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income(S)                             $0.12              $0.09           $0.04          $0.02          $0.10
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.33               2.99           (1.03)         (3.83)          2.28
--------------------------------------------------  --------             ------          ------         ------         ------
Total from investment operations                       $3.45              $3.08          $(0.99)        $(3.81)         $2.38
--------------------------------------------------  --------             ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                          $--                $--             $--         $(1.50)        $(1.97)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                            --                 --              --          (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                    --                 --              --          (0.00)+++         --
--------------------------------------------------  --------             ------          ------         ------         ------
Total distributions declared to shareholders             $--                $--             $--         $(1.54)        $(1.97)
--------------------------------------------------  --------             ------          ------         ------         ------
Redemption fees added to paid-in capital#              $0.00+++             $--             $--            $--            $--
--------------------------------------------------  --------             ------          ------         ------         ------
Net asset value, end of period                        $23.23             $19.78          $16.70         $17.69         $23.04
--------------------------------------------------  --------             ------          ------         ------         ------
Total return (%)                                       17.44^             18.44           (5.60)        (17.54)         10.73
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 10/31
                                                  ---------------------------------------------------------------------------
CLASS I (CONTINUED)                                     2004               2003            2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              1.26               1.40            1.37           1.34           1.30
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.53               0.54            0.23           0.10           0.41
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        41                 52              52             72             84
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $37,781            $22,467          $2,325         $2,274         $2,312
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                  $0.12*               $--             $--            $--            $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              1.26*                --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                   0.53*                --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       YEAR ENDED             PERIOD ENDED
CLASS R1                                                                10/31/04               10/31/03**

Net asset value, beginning of period                                      $19.51                 $16.57***
-------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment income (loss)(S)                                          $0.01                 $(0.05)
-------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                          3.28                   2.99***
--------------------------------------------------------------------  ----------                 ------
Total from investment operations                                           $3.29                  $2.94
--------------------------------------------------------------------  ----------                 ------
Redemption fees added to paid-in capital#                                  $0.00+++                 $--
--------------------------------------------------------------------  ----------                 ------
Net asset value, end of period                                            $22.80                 $19.51
--------------------------------------------------------------------  ----------                 ------
Total return (%)                                                           16.86^                 17.74***++
-------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                                  1.76                   1.83+
-------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                0.06                  (0.29)+
-------------------------------------------------------------------------------------------------------
Portfolio turnover                                                            41                     52
-------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $5,994                 $1,265
-------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                                                      $0.01*                   $--
-------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                                  1.76*                    --
-------------------------------------------------------------------------------------------------------
Net investment income                                                       0.06*                    --
-------------------------------------------------------------------------------------------------------

  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
 ** For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
*** The net asset value and total return previously reported as $16.67 and 17.04%, respectively, has been revised to reflect the net asset value from the day prior to the class' inception date. The net asset value and total return previously reported was from inception date, the date the share class was first available to public shareholders.
  +  Annualized.
 ++  Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

                                                                     YEAR ENDED
CLASS R2                                                              10/31/04

Net asset value, beginning of period                                   $19.51
-----------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                                               $(0.03)
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                       3.28
--------------------------------------------------------------------  -------
Total from investment operations                                        $3.25
--------------------------------------------------------------------  -------
Redemption fees added to paid-in capital#                               $0.00+++
--------------------------------------------------------------------  -------
Net asset value, end of period                                         $22.76
--------------------------------------------------------------------  -------
Total return (%)                                                        16.66^
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                                               2.00
-----------------------------------------------------------------------------
Net investment loss                                                     (0.15)
-----------------------------------------------------------------------------
Portfolio turnover                                                         41
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                $530
-----------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                                    $(0.03)*
-----------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                                               2.00*
-----------------------------------------------------------------------------
Net investment loss                                                     (0.15)*
-----------------------------------------------------------------------------

  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
  ^ The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                               YEARS ENDED 10/31
                                                  ---------------------------------------------------------------------------
CLASS J                                                 2004               2003            2002           2001           2000

Net asset value, beginning of period                  $18.74             $15.97          $17.08         $22.36         $22.21
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#

  Net investment loss(S)                              $(0.08)            $(0.09)         $(0.13)        $(0.15)        $(0.06)
-----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      3.14               2.86           (0.98)         (3.71)          2.19
--------------------------------------------------  --------             ------          ------         ------         ------
Total from investment operations                       $3.06              $2.77          $(1.11)        $(3.86)         $2.13
--------------------------------------------------  --------             ------          ------         ------         ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net realized gain on investments and
  foreign currency transactions                          $--                $--             $--         $(1.38)        $(1.98)
-----------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on
  investments and foreign currency
  transactions                                            --                 --              --          (0.04)            --
-----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                                    --                 --              --          (0.00)+++         --
--------------------------------------------------  --------             ------          ------         ------         ------
Total distributions declared to shareholders             $--                $--             $--         $(1.42)        $(1.98)
--------------------------------------------------  --------             ------          ------         ------         ------
Redemption fees added to paid-in capital#              $0.00+++             $--             $--            $--            $--
--------------------------------------------------  --------             ------          ------         ------         ------
Net asset value, end of period                        $21.80             $18.74          $15.97         $17.08         $22.36
--------------------------------------------------  --------             ------          ------         ------         ------
Total return (%)(+)                                    16.33^             17.35           (6.50)        (18.29)          9.55
-----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                                                               YEARS ENDED 10/31
                                                  ---------------------------------------------------------------------------
CLASS J (CONTINUED)                                     2004               2003            2002           2001           2000

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA(S):

Expenses##                                              2.22               2.34            2.32           2.29           2.25
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    (0.39)             (0.53)          (0.73)         (0.78)         (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                        41                 52              52             72             84
-----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                        $23,188            $24,701         $17,215        $15,446        $20,540
-----------------------------------------------------------------------------------------------------------------------------

(S) Effective June 7, 2004, the investment adviser has voluntarily agreed to reimburse the fund for its proportional share of
    Independent Chief Compliance Officer services paid to Tarantino LLC. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                                   $(0.08)*              $--             $--            $--            $--
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                                              2.22*                --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    (0.39)*               --              --             --             --
-----------------------------------------------------------------------------------------------------------------------------
  * The reimbursement impact per share amount and ratios were less than $0.01 and 0.01%, respectively.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
+++ Per share amount was less than $0.01.
(+) Total returns do not include the applicable sales charge. If the charge had been included, the results would have been lower.
^   The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings and Transactions with Affiliates footnotes. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a diversified series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market quotations of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made prior to July 1, 2004, the fund charges a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund will not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. The fund may determine to reinstitute the 30 calendar day redemption fee period, or otherwise change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details. These fees are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2004, the fund's custodian fees were reduced by $31,990 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2004, the fund's miscellaneous expenses were reduced by $7,209 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for foreign currency transactions and wash sales.

The fund paid no distributions for the years ended October 31, 2004 and October 31, 2003.

During the year ended October 31, 2004, accumulated undistributed net investment income decreased by $120,882 and accumulated net realized loss on investments and foreign currency transactions decreased by $120,882 due to differences between book and tax accounting for foreign currency transactions. This change had no effect on the net assets or net asset value per share.

As of October 31, 2004, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

          Undistributed ordinary income                     $84,104
          ----------------------------------------------------------
          Capital loss carryforward                     (47,774,729)
          ----------------------------------------------------------
          Unrealized appreciation (depreciation)        145,102,671
          ----------------------------------------------------------
          Other temporary differences                       (90,608)
          ----------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on September 30, 2010, ($29,468,686) and September 30, 2011, ($18,306,043).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. Effective January 1, 2004, the management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average net assets               0.90%
          ----------------------------------------------------------
          Next $1 billion of average net assets                0.75%
          ----------------------------------------------------------
          Average net assets in excess of $2 billion           0.65%
          ----------------------------------------------------------

Prior to January 1, 2004, the management fee was computed daily and paid monthly at the following rates:

          First $800 million of average net assets             1.00%
          ----------------------------------------------------------
          Next $200 million of average net assets              0.90%
          ----------------------------------------------------------
          Next $1.5 billion of average net assets              0.85%
          ----------------------------------------------------------
          Average net assets in excess of $2.5 billion         0.75%
          ----------------------------------------------------------

Management fees incurred for the year ended October 31, 2004 were an effective rate of 0.92% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for current Independent Trustees. Included in Trustees' compensation is $5,574 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $4,486 for retired Independent Trustees for the year ended October 31, 2004.

This fund and certain other MFS funds (the "funds") have entered into a services agreement (the "Agreement") which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the funds for a proportional share of substantially all of the payments made by the funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, has been the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, as described in the Legal Proceedings Footnote. Pursuant to the SEC Order, on July 28, 2004, MFS transferred $1.00 in disgorgement and $50 million in penalty to the SEC (the "Payments"). A plan for distribution of these Payments has been submitted to the SEC. Contemporaneous with the transfer, the fund accrued an estimate of the amount to be received upon final approval of the plan of distribution. The non- recurring accrual in the amount of $50,585 did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment advisor. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the year ended October 31, 2004, the fund paid MFS $59,984 equivalent to 0.0093% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $34,087 for the year ended October 31, 2004, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, and Class R2 shares pursuant to rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. The fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                    CLASS A        CLASS B        CLASS C        CLASS J       CLASS R1       CLASS R2

Distribution Fee                      0.10%          0.75%          0.75%          0.70%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------------
Service Fee                           0.25%          0.25%          0.25%          0.25%          0.25%          0.25%
------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan               0.35%          1.00%          1.00%          0.95%          0.50%          0.50%
------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended October 31, 2004 amounted to:

                                  CLASS A        CLASS B        CLASS C        CLASS J       CLASS R1       CLASS R2

Service Fee Retained by
MFD                               $25,512         $2,060           $532            $--            $12            $21
----------------------------------------------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the year ended October 31, 2004 were as follows:

                                  CLASS A        CLASS B        CLASS C        CLASS J       CLASS R1       CLASS R2

Effective Annual
Percentage Rates                    0.25%          1.00%          1.00%          0.95%          0.50%          0.50%
----------------------------------------------------------------------------------------------------------------------

Class J shares are available for distribution through The Mizuho Bank Ltd. ("Mizuho Bank") and Citicorp Securities (Japan) Ltd. ("Citicorp") and their network of financial intermediaries. Mizuho Bank also serves as the fund's agent securities company in Japan, and in that capacity represents the fund before Japanese regulatory authorities. MFD will pay to Mizuho Bank and Citicorp service fees and distribution fees attributable to Class J shares. Out of the distribution fee, MFD will pay Mizuho Bank and Citicorp 0.55% per annum of average daily net assets attributable to Class J shares. A portion of the distribution fee equal to 0.05% per annum of the fund's average daily net assets attributable to Class J shares is paid to the Mizuho Bank to cover its services as the fund's agent securities company. MFD retains the remaining 0.10%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended October 31, 2004 were as follows:

                                  CLASS A        CLASS B        CLASS C

Contingent Deferred Sales
Charges Imposed                   $26,908       $213,994         $3,307
-----------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee was set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund is charged up to 0.0861% of its average daily net assets. For the year ended October 31, 2004, the fund paid MFSC a fee of $641,546 for shareholder services which equated to 0.0994% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $122,329 for the year ended October 31, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $260,565,410 and $312,986,318, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                               $574,011,218
          ----------------------------------------------------------
          Gross unrealized appreciation                $152,920,571
          ----------------------------------------------------------
          Gross unrealized depreciation                  (7,852,418)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)   $145,068,153
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                         Year ended 10/31/04                    Year ended 10/31/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS A SHARES

Shares sold                           4,139,449          $89,657,979         7,680,199         $131,756,696
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (5,736,004)        (124,915,880)       (9,458,103)        (162,136,413)
--------------------------------------------------------------------------------------------------------------
Net change                           (1,596,555)        $(35,257,901)       (1,777,904)        $(30,379,717)
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                           1,341,767          $28,143,014         1,539,414          $25,984,580
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (2,967,214)         (62,160,971)       (2,809,652)         (46,834,296)
--------------------------------------------------------------------------------------------------------------
Net change                           (1,625,447)        $(34,017,957)       (1,270,238)        $(20,849,716)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                             301,622           $6,199,357           329,696           $5,482,420
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (573,068)         (11,862,760)         (533,723)          (8,716,592)
--------------------------------------------------------------------------------------------------------------
Net change                             (271,446)         $(5,663,403)         (204,027)         $(3,234,172)
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                    Year ended 10/31/03
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS I SHARES

Shares sold                           1,092,942          $24,118,678         1,461,752          $24,857,744
--------------------------------------------------------------------------------------------------------------
Shares reacquired                      (602,499)         (13,246,375)         (465,064)          (8,115,692)
--------------------------------------------------------------------------------------------------------------
Net change                              490,443          $10,872,303           996,688          $16,742,052
--------------------------------------------------------------------------------------------------------------

CLASS J SHARES

Shares sold                             760,073          $15,303,178           490,824           $8,875,375
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (1,014,626)         (20,746,006)         (250,572)          (4,115,255)
--------------------------------------------------------------------------------------------------------------
Net change                             (254,553)         $(5,442,828)          240,252           $4,760,120
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03*
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R1 SHARES

Shares sold                             262,806           $5,760,985           129,331           $2,338,964
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (64,810)          (1,420,895)          (64,479)          (1,173,590)
--------------------------------------------------------------------------------------------------------------
Net change                              197,996           $4,340,090            64,852           $1,165,374
--------------------------------------------------------------------------------------------------------------

                                         Year ended 10/31/04                  Period ended 10/31/03**
                                     SHARES             AMOUNT              SHARES             AMOUNT

CLASS R2 SHARES

Shares sold                              25,850             $569,113               255               $5,019
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (2,799)             (62,350)               --                   --
--------------------------------------------------------------------------------------------------------------
Net change                               23,051             $506,763               255               $5,019
--------------------------------------------------------------------------------------------------------------
 *  For the period from the inception of Class R1 shares, December 31, 2002, through October 31, 2003.
** Class R2 shares, which commenced operations on October 31, 2003, had no operating activity.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the year ended October 31, 2004 was $5,229, and is included in miscellaneous expense. The fund had no significant borrowings during the year ended October 31, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with MFS fund sales (the term "MFS funds" means the open-end registered management investment companies sponsored by MFS). Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan developed by an independent distribution consultant. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003. The agreement with the SEC is reflected in an order of the SEC. Pursuant to the SEC order, on July 28, 2004, MFS transferred these settlement amounts to the SEC, and those MFS funds entitled to these settlement amounts accrued an estimate of their pro rata portion of these amounts. Once the final distribution plan is approved by the SEC, these amounts will be distributed by the SEC to the affected MFS funds. The SEC settlement order states that MFS failed to adequately disclose to the Boards of Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The SEC settlement order states that MFS had in place policies designed to obtain best execution of all MFS fund trades. As part of the settlement, MFS retained an independent compliance consultant to review the completeness of its current policies and practices regarding disclosure to MFS fund trustees and to MFS fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of MFS fund shares.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS open-end retail fund ("MFS retail funds") prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS retail funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that they prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market retail funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain MFS retail funds, which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the MFS retail funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, MFS Fund Distributors, Inc., MFS Service Center, Inc., MFS Corporation Retirement Committee, Sun Life Financial Inc., various MFS funds, certain current and/or former Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the MFS funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits relating to market timing and related matters have been transferred to, and consolidated before, the United States District Court for the District of Maryland, as part of a multi-district litigation of market timing and related claims involving several other fund complexes (In re Mutual Funds Investment Litigation (Alger, Columbia, Janus, MFS, One Group, Putnam, Allianz Dresdner), No. 1:04-md-15863 (transfer began March 19, 2004)). The plaintiffs in these consolidated lawsuits generally seek injunctive relief including removal of the named Trustees, adviser and distributor, rescission of contracts and 12b-1 Plans, disgorgement of fees and profits, monetary damages, punitive damages, attorney's fees and costs and other equitable and declaratory relief. Four lawsuits alleging improper brokerage allocation practices and excessive compensation are pending in the United States District Court for the District of Massachusetts (Forsythe v. Sun Life Financial Inc., et al., No. 04cv10584 (GAO) (March 25, 2004); Eddings v. Sun Life Financial Inc., et al., No. 04cv10764 (GAO) (April 15, 2004); Marcus Dumond, et al. v. Massachusetts Financial Servs. Co., et al., No. 04cv11458 (GAO) (May 4,
2004); and Koslow v. Sun Life Financial Inc., et al., No. 04cv11019 (GAO) (May 20, 2004)). The plaintiffs in these lawsuits generally seek compensatory damages, punitive damages, recovery of fees, rescission of contracts, an accounting, restitution, declaratory relief, equitable and/or injunctive relief and attorney's fees and costs. The various lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of MFS fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the MFS funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of certain MFS retail funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the MFS retail funds, and transferred $50 million for distribution to affected MFS funds to compensate those funds based upon the amount of brokerage commissions allocated in recognition of MFS fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected MFS funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the MFS funds.

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------------------------------------------------------------------

To the Trustees of MFS Series Trust VI and Shareholders of MFS Global Equity
Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the Fund) (one of the portfolios comprising MFS Series Trust
VI), including the portfolio of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Fund at October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
                                                ERNST & YOUNG LLP
Boston, Massachusetts
December 10, 2004

-------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND
-------------------------------------------------------------------------------------------------------------

The Trustees and officers of the trust, as of December 10, 2004, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                        PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD     TRUSTEE/OFFICER       DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                WITH FUND             SINCE(1)            THE PAST FIVE YEARS
-------------------             ----------------     ---------------    ------------------------------
INTERESTED TRUSTEES
Robert J. Manning(3)          Trustee and           February 2004       Massachusetts Financial
(born 10/20/63)               President                                 Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

Robert C. Pozen(3)            Trustee               February 2004       Massachusetts Financial Services
(born 08/08/46)                                                         Company, Chairman (since
                                                                        February 2004); Harvard Law
                                                                        School (education), John Olin
                                                                        Visiting Professor (since July
                                                                        2002); Secretary of Economic
                                                                        Affairs, The Commonwealth of
                                                                        Massachusetts (January 2002 to
                                                                        December 2002); Fidelity
                                                                        Investments, Vice Chairman
                                                                        (June 2000 to December 2001);
                                                                        Fidelity Management & Research
                                                                        Company (investment adviser),
                                                                        President (March 1997 to July
                                                                        2001); The Bank of New York
                                                                        (financial services), Director;
                                                                        Bell Canada Enterprises
                                                                        (telecommunications), Director;
                                                                        Medtronic, Inc. (medical
                                                                        technology), Director; Telesat
                                                                        (satellite communications),
                                                                        Director


INDEPENDENT TRUSTEES
J. Atwood Ives                Trustee and Chair of  February 1992       Private investor; Eastern
(born 05/01/36)               Trustees                                  Enterprises (diversified
                                                                        services company), Chairman,
                                                                        Trustee and Chief Executive
                                                                        Officer (until November 2000)

Lawrence H. Cohn, M.D.        Trustee               August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                         Chief of Cardiac Surgery;
                                                                        Harvard Medical School,
                                                                        Professor of Surgery

David H. Gunning              Trustee               January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                         products and service provider),
                                                                        Vice Chairman/ Director (since
                                                                        April 2001); Encinitos Ventures
                                                                        (private investment company),
                                                                        Principal (1997 to April 2001);
                                                                        Lincoln Electric Holdings, Inc.
                                                                        (welding equipment manufacturer),
                                                                        Director; Southwest Gas Corporation
                                                                        (natural gas distribution company),
                                                                        Director

William R. Gutow              Trustee               December 1993       Private investor and real
(born 09/27/41)                                                         estate consultant; Capitol
                                                                        Entertainment Management
                                                                        Company (video franchise),
                                                                        Vice Chairman

Amy B. Lane                   Trustee               January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                         Inc., Managing Director,
                                                                        Investment Banking Group
                                                                        (1997 to February 2001);
                                                                        Borders Group, Inc. (book and
                                                                        music retailer), Director;
                                                                        Federal Realty Investment
                                                                        Trust (real estate investment
                                                                        trust), Trustee

Lawrence T. Perera            Trustee               July 1981           Hemenway & Barnes
(born 06/23/35)                                                         (attorneys), Partner

William J. Poorvu             Trustee               August 1982         Private investor; Harvard
(born 04/10/35)                                                         University Graduate School of
                                                                        Business Administration,
                                                                        Class of 1961 Adjunct
                                                                        Professor in Entrepreneurship
                                                                        Emeritus

J. Dale Sherratt              Trustee               August 1993         Insight Resources, Inc.
(born 09/23/38)                                                         (acquisition planning
                                                                        specialists), President; Wellfleet
                                                                        Investments (investor in health
                                                                        care companies), Managing General
                                                                        Partner (since 1993); Cambridge
                                                                        Nutraceuticals (professional
                                                                        nutritional products), Chief
                                                                        Executive Officer (until May 2001)


Elaine R. Smith               Trustee               February 1992       Independent health care
(born 04/25/46)                                                         industry consultant

OFFICERS
Robert J. Manning(3)          President and         February 2004       Massachusetts Financial
(born 10/20/63)               Trustee                                   Services Company, Chief
                                                                        Executive Officer, President,
                                                                        Chief Investment Officer and
                                                                        Director

James R. Bordewick, Jr.(3)    Assistant Secretary   September 1990      Massachusetts Financial
(born 03/06/59)               and Assistant Clerk                       Services Company, Senior Vice
                                                                        President and Associate
                                                                        General Counsel

Jeffrey N. Carp(3)            Secretary and Clerk   September 2004      Massachusetts Financial
(born 12/01/56)                                                         Services Company, Senior Vice
                                                                        President, General Counsel and
                                                                        Secretary (since April 2004); Hale
                                                                        and Door LLP (law firm) (prior to
                                                                        April 2004)


Stephanie A. DeSisto(3)       Assistant Treasurer   May 2003            Massachusetts Financial
(born 10/01/53)                                                         Services Company, Vice
                                                                        President (since April 2003);
                                                                        Brown Brothers Harriman &
                                                                        Co., Senior Vice President
                                                                        (November 2002 to April
                                                                        2003); ING Groep N.V./Aeltus
                                                                        Investment Management, Senior
                                                                        Vice President (prior to
                                                                        November 2002)

James F. DesMarais(3)         Assistant Secretary   September 2004      Massachusetts Financial
(born 03/09/61)               and Assistant Clerk                       Services Company, Assistant
                                                                        General Counsel

Robert R. Flaherty(3)         Assistant Treasurer   August 2000         Massachusetts Financial
(born 09/18/63)                                                         Services Company, Vice
                                                                        President (since August
                                                                        2000); UAM Fund Services,
                                                                        Senior Vice President (prior
                                                                        to August 2000)

Richard M. Hisey(3)           Treasurer             August 2002         Massachusetts Financial
(born 08/29/58)                                                         Services Company, Senior Vice
                                                                        President (since July 2002); The
                                                                        Bank of New York, Senior Vice
                                                                        President (September 2000 to July
                                                                        2002); Lexington Global Asset
                                                                        Managers, Inc., Executive Vice
                                                                        President and Chief Financial
                                                                        Officer (prior to September 2000);
                                                                        Lexington Funds, Chief Financial
                                                                        Officer (prior to September 2000)


Brian T. Hourihan(3)          Assistant Secretary   September 2004      Massachusetts Financial
(born 11/11/64)               and Assistant Clerk                       Services Company, Vice
                                                                        President, Senior Counsel and
                                                                        Assistant Secretary (since
                                                                        June 2004); Affiliated
                                                                        Managers Group, Inc., Chief
                                                                        Legal Officer/Centralized
                                                                        Compliance Program (January
                                                                        to April 2004); Fidelity
                                                                        Research & Management
                                                                        Company, Assistant General
                                                                        Counsel (prior to January
                                                                        2004)

Ellen Moynihan(3)             Assistant Treasurer   April 1997          Massachusetts Financial
(born 11/13/57)                                                         Services Company, Vice
                                                                        President

Frank L. Tarantino            Independent Chief     June 2004           Tarantino LLC (provider of
(born 03/07/44)               Compliance Officer                        compliance services),
                                                                        Principal (since June 2004);
                                                                        CRA Business Strategies Group
                                                                        (consulting services),
                                                                        Executive Vice President
                                                                        (April 2003 to June 2004);
                                                                        David L. Babson & Co.
                                                                        (investment adviser),
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director (February 1997 to
                                                                        March 2003)

James O. Yost(3)              Assistant Treasurer   September 1990      Massachusetts Financial
(born 06/12/60)                                                         Services Company, Senior Vice
                                                                        President
----------------
(1) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act), which is the principal federal law governing investment companies like the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The trust will hold a shareholders' meeting in 2005 and at least once every five years hereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Ives, Poorvu and
Sherratt and Ms. Lane are members of the trust's Audit Committee.

Each of the trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 99 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-----------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JP Morgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Place
MFS Fund Distributors, Inc.                             New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
                                                        ACCOUNTING FIRM
PORTFOLIO MANAGER                                       Ernst & Young LLP
David R. Mannheim                                       200 Clarendon Street, Boston, MA 02116

-------------------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION
-------------------------------------------------------------------------------

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

-------------------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE
-------------------------------------------------------------------------------
The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2005, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2004.

For the year ended October 31, 2004, income from foreign sources was $10,457,399, and the fund designated a foreign tax credit of $1,222,016.
--------------------------------------------------------------------------------

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Share prices, account        1-800-MFS-TALK
balances exchanges or        (1-800-637-8255)
stock and bond outlooks      touch-tone required   24 hours a day, 365 days a
                                                   year
--------------------------------------------------------------------------------

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LGE-ANN-12/04 49M

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. J. Atwood Ives and Ms. Amy B. Lane, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Mr. Ives and Ms. Lane are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(A) THROUGH 4(D) AND 4(G):
The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the series of the Registrant ("Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2004 and 2003, audit fees billed to the Funds by E&Y were as follows:

                                                              Audit Fees
           FEES BILLED BY E&Y:                              2004         2003
                                                         -------       ------

                MFS Global Equity Fund                    33,550       31,660
                MFS Global Total Return Fund              38,400       36,330
                MFS Utilities Fund                        30,600       28,850
                                                         -------       ------

                         TOTAL                           102,550       96,840

For the fiscal years ended October 31, 2004 and 2003, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:



                                         Audit-Related Fees(1)          Tax Fees(2)               All Other Fees(3)

  FEES BILLED BY E&Y:                    2004           2003        2004          2003           2004           2003
                                         ----           ----        ----          ----           ----           ----

           To MFS Global Equity            0              0        10,890          6,235              0             0
           Fund
           To MFS Global Total             0              0        11,790          7,065              0             0
            Return Fund
           To MFS Utilities Fund           0              0        10,390        5,745                0             0
                                                                   ------        -----
           TOTAL FEES BILLED               0              0        33,070         19,045              0             0
           BY E&Y TO
           ABOVE FUNDS

       To MFS and MFS Related              0              0             0              0         40,000        14,607
       Entities relating directly to
       the operations and financial
       reporting of the above
       Funds*

       To Funds, MFS and MFS               0              0        40,070      19,045            40,000        24,607
       Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports and comfort letters.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees."

For periods prior to May 6, 2003, the amounts shown above under "Audit-Related Fees," "Tax Fees" and "All Other Fees" relate to permitted non-audit services that would have been subject to pre-approval if the Securities and Exchange Commission's rules relating to pre-approval of non-audit services had been in effect.

ITEM 4(E)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(E)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(F):  Not applicable.

ITEM 4(H): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations to the Board for nominees to the Registrant's Board. Shareholders may mail written recommendations to the Board to the attention of the Board of Trustees, MFS Series Trust VI, Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o , Jeffrey N. Carp, Secretary of the Fund. Shareholder communications must be in writing and be signed by the shareholder and identify the series of the Registrant to which they relate. Such recommendations must be accompanied by the candidate's biographical and occupational data (including whether the candidate would be an "interested person" of the Registrant), a written consent of the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the series of the Registrant to which the recommendation relates and a description of any arrangements or understandings regarding recommendation of the candidate for consideration.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

     (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI



By (Signature and Title)* ROBERT J. MANNING
                          ------------------------------------------------------
                          Robert J. Manning, President

Date: December 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                          ------------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: December 21, 2004


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date: December 21, 2004

* Print name and title of each signing officer under his or her signature.